                                SEMI-ANNUAL REPORT
                                MAY 31    2000





                                STATE FARM
                                GROWTH FUND, INC.


                                STATE FARM
                                BALANCED FUND, INC.


                                STATE FARM
                                INTERIM FUND, INC.


                                STATE FARM
                                MUNICIPAL BOND FUND, INC.








                                                        [LOGO]STATE FARM
                                                              MUTUAL
                                                              FUNDS

                               TABLE OF CONTENTS

State Farm Growth Fund, Inc.

  Message from the portfolio managers                           2

  Portfolio of investments                                      3

  Financial statements                                          7

  Financial highlights                                         10

State Farm Balanced Fund, Inc.

  Message from the portfolio managers                          11

  Portfolio of investments                                     12

  Financial statements                                         18

  Financial highlights                                         21

State Farm Interim Fund, Inc.

  Message from the portfolio managers                          22

  Portfolio of investments                                     23

  Financial statements                                         24

  Financial highlights                                         27

State Farm Municipal Bond Fund, Inc.

  Message from the portfolio managers                          28

  Portfolio of investments                                     29

  Financial statements                                         37

  Financial highlights                                         40

Notes to Financial Statements                                  41

This report is not authorized for distribution unless preceded or accompanied by a State Farm Mutual Funds prospectus.

Distributor: State Farm Investment Management Corp., member NASD.

                                                                       1 -------

                          STATE FARM GROWTH FUND, INC.

Dear Shareowner:

The S&P 500 index produced total returns of 2.9% and 10.4% for the six and twelve months ended May 31, 2000. The Growth Fund had total returns of 8.0% and 14.5% for the same periods.*

After five consecutive years of strong gains, the U.S. stock market has been generally flat so far in the year 2000. In our reports to you in the recent past, we have cautioned investors not to expect returns of the magnitude of 1995-99 over the long term. Interestingly, the return of the S&P 500 for the 5 year period from 1995-99 was the highest of any rolling 5 year period since the end of the Great Depression in the 1930's.

A period in which the stock market is generally flat while corporate profits increase is favorable for valuation. Such a period could bring price/earnings ratios back to lower levels which are more in line with the longer term historical experience.

There has been a noticeable decline in speculative activity in the U.S. stock market so far in the year 2000. Examples include:

    (1) The NASDAQ index, which is oriented toward technology stocks with high valuations, has declined markedly in 2000.

    (2) The number of initial public offerings (which are usually formative stage firms) has declined in 2000.

    (3) Speculative stocks, particularly those associated with internet technology, have declined substantially.

The decline in speculative activity and the flat stock market is attributable partly to the rise in U.S. interest rates.

Business conditions remain quite favorable in the United States and Europe. Most of the emerging markets of the world seem to be recovering. Economic activity in Japan continues to be weak. Generally, economic activity is a function of the availability of money, creative management talent, and business opportunities.

To cope with the inevitable uncertainties of financial markets, we encourage a disciplined long-term program of periodic investments in the Growth Fund. Such an investment program cannot ensure a profit, but it should allow shareowners to capture the benefits of dollar cost averaging and to participate in any long-term appreciation of common stock prices. We strive to invest the Fund's assets in growing companies with fine managements and are confident that these investments will produce satisfactory long-term results. Risk is managed, but not eliminated, through broad diversification in globally competitive firms in essential businesses.

The directors have declared a semi-annual income dividend of $.32 per share which was paid on June 19, 2000. It was used to purchase additional shares for your account unless you have elected to receive payments directly by check.

Sincerely,

                /s/ PAUL N. ECKLEY                                 /s/ JOHN S. CONCKLIN
                  Paul N. Eckley                                     John S. Concklin
                  Vice President                                      Vice President

* The Growth Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 2000 was 13.19%, 21.26% and 16.20%, respectively. The Standard & Poor's 500 Stock Index is a market-weighted index, with dividends reinvested, of 500 large U.S. companies. Past performance does not guarantee future results. The investment return and principal value of an investment in the Growth Fund will fluctuate so that your Fund shares, when redeemed, may be worth more or less than their original cost.

---------
       2

                          STATE FARM GROWTH FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2000
                                  (UNAUDITED)

  SHARES                                                   VALUE
-----------                                            --------------
COMMON STOCKS (97.5%)
AGRICULTURE, FOODS, & BEVERAGE (4.1%)
  3,154,196  Archer-Daniels-Midland Company            $   37,653,215
     92,000  Campbell Soup Company                          2,852,000
    930,000  Kellogg Company                               28,248,750
    214,300  McCormick & Company Inc.                       6,964,750
    208,000  Sara Lee Corporation                           3,744,000
    167,600  Sysco Corporation                              7,028,725
    710,900  The Coca-Cola Company                         37,944,287
                                                       --------------
                                                          124,435,727
                                                       --------------
BANKS (7.1%)
    180,791  ABN Amro Holding NV                            4,151,657
    333,637  AmSouth Bancorporation                         6,026,318
    421,268  Bank of America Corporation                   23,406,703
    715,322  Bank One Corporation                          23,650,334
     47,700  JP Morgan & Co. Incorporated                   6,141,375
      6,200  M&T Bank Corporation                           2,681,500
    809,800  National Commerce Bancorporation              15,386,200
    144,000  Northern Trust Corporation                     9,477,000
    640,074  Pacific Century Financial Corporation         14,401,665
    830,316  Popular Inc.                                  18,993,478
    345,000  SouthTrust Corporation                         9,336,563
    211,800  SunTrust Banks Inc.                           12,655,050
    238,900  Wachovia Corporation                          16,513,962
  1,220,000  Wells Fargo & Company                         55,205,000
                                                       --------------
                                                          218,026,805
                                                       --------------
BUILDING MATERIALS & CONSTRUCTION (1.6%)
  1,039,200  Vulcan Materials Company                      48,582,600
                                                       --------------
CHEMICALS (4.7%)
    830,000  Air Products & Chemicals Inc.                 28,738,750
    496,104  EI du Pont de Nemours and Company             24,309,096
    588,300  Great Lakes Chemical Corporation              16,325,325
    561,000  International Flavors & Fragrances Inc.       19,074,000
  1,410,300  Sigma-Aldrich Corporation                     47,068,762
     81,000  The Dow Chemical Company                       8,672,062
                                                       --------------
                                                          144,187,995
                                                       --------------
COMPUTER SOFTWARE AND SERVICES (7.1%)
    124,000  Automatic Data Processing Inc.                 6,812,250
     18,000  Check Point Software Technologies
               Ltd. (a)                                     3,381,750
  1,439,400  Cisco Systems Inc. (a)                        82,045,800
     30,800  Electronic Data Systems Corporation            1,980,825
  1,197,500  Microsoft Corporation (a)                     74,918,594
    689,400  Oracle Corporation (a)                        49,550,625
                                                       --------------
                                                          218,689,844
                                                       --------------

                                                                       3 -------

                          STATE FARM GROWTH FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

  SHARES                                                   VALUE
-----------                                            --------------
COMPUTERS (7.7%)
    322,200  Compaq Computer Corporation               $    8,457,750
  1,437,000  Hewlett-Packard Company                      172,619,625
    496,400  International Business Machines
               Corporation                                 53,269,925
                                                       --------------
                                                          234,347,300
                                                       --------------
CONSUMER & MARKETING (4.7%)
     63,600  Clorox Co.                                     2,520,150
    183,800  Colgate-Palmolive Company                      9,672,475
  1,439,200  Hon Industries Inc.                           35,890,050
    317,876  Kimberly Clark Corp.                          19,231,498
    499,600  McDonald's Corporation                        17,891,925
    464,308  Newell Rubbermaid Inc.                        12,188,085
    565,100  The Gillette Company                          18,860,212
    339,400  The Procter & Gamble Company                  22,570,100
    125,446  Unilever NV                                    6,374,225
                                                       --------------
                                                          145,198,720
                                                       --------------
ELECTRONIC/ELECTRICAL MFG. (10.4%)
     46,043  ABB Ltd.                                       5,742,269
    164,600  Applied Materials Inc. (a)                    13,744,100
    109,400  Emerson Electric Co.                           6,454,600
  2,313,600  General Electric Company                     121,753,200
    967,200  Intel Corporation                            120,537,300
    183,200  KLA Tencor Corporation (a)                     9,079,850
    703,200  Linear Technology Corp.                       41,532,750
                                                       --------------
                                                          318,844,069
                                                       --------------
FINANCIAL SERVICES (2.6%)
    115,950  Charles Schwab Corp.                           3,333,562
    590,500  Citigroup Inc.                                36,721,719
    167,400  Federal Home Loan Mortgage Corp.               7,449,300
    250,800  Federal National Mortgage Association         15,079,350
    558,450  MBNA Corporation                              15,566,794
                                                       --------------
                                                           78,150,725
                                                       --------------
HEALTH CARE (14.4%)
    294,500  Abbott Laboratories                           11,982,469
  1,550,000  Biomet Inc.                                   55,896,875
     59,600  Boston Scientific Corporation (a)              1,527,250
    253,800  Bristol-Myers Squibb Company                  13,974,862
    947,200  Eli Lilly & Co.                               72,105,600
  1,240,800  Johnson & Johnson                            111,051,600
     80,000  Medtronic Inc.                                 4,130,000
    567,300  Merck & Co. Inc.                              42,334,762
  2,880,000  Pfizer Inc.                                  128,340,000
                                                       --------------
                                                          441,343,418
                                                       --------------
MACHINERY & MANUFACTURING (4.5%)
    190,800  AptarGroup Inc.                                5,068,125
    370,000  Caterpillar Inc.                              14,152,500
    428,200  Corning Incorporated                          82,829,937

---------
       4

                          STATE FARM GROWTH FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

  SHARES                                                   VALUE
-----------                                            --------------
MACHINERY & MANUFACTURING (CONT.)
     57,800  Deere & Company                           $    2,402,312
    226,500  Honeywell International Inc.                  12,386,719
     70,000  Illinois Tool Works Inc.                       4,064,375
    173,200  Minnesota Mining & Manufacturing Co.          14,851,900
    337,500  Osmonics Inc. (a)                              3,037,500
                                                       --------------
                                                          138,793,368
                                                       --------------
MEDIA & BROADCASTING (4.5%)
    155,433  Reuters Group PLC ADR                         13,814,108
    360,181  SBS Broadcasting SA (a)                       13,506,787
  2,619,540  The Walt Disney Company                      110,511,844
                                                       --------------
                                                          137,832,739
                                                       --------------
MINING & METALS (.7%)
     36,700  Newmont Mining Corporation                       846,394
    132,800  Nucor Corporation                              5,162,600
    226,800  Rio Tinto PLC ADR                             13,934,025
     81,250  Steel Dynamics Inc. (a)                          756,641
                                                       --------------
                                                           20,699,660
                                                       --------------
OIL & GAS (6.3%)
    440,400  Barrett Resources Corporation (a)             17,423,325
    322,892  BP Amoco PLC ADR                              17,557,253
    530,000  Chevron Corporation                           48,991,875
    106,102  Devon Energy Corporation                       6,346,226
    797,200  Exxon Mobil Corporation                       66,416,725
    237,100  Pennzoil-Quaker State Company                  2,608,100
    516,300  Royal Dutch Petroleum Company ADR             32,236,481
                                                       --------------
                                                          191,579,985
                                                       --------------
RETAILERS (2.1%)
     91,300  Home Depot Inc.                                4,456,581
  1,063,200  Wal-Mart Stores Inc.                          61,266,900
                                                       --------------
                                                           65,723,481
                                                       --------------
TELECOM & TELECOM EQUIPMENT (14.4%)
    900,000  ADC Telecommunications Inc. (a)               60,468,750
    600,000  AT&T Corp.                                    20,812,500
    101,900  Bell Atlantic Corp.                            5,387,963
    133,900  Bellsouth Corp.                                6,251,456
     58,100  Extreme Networks Inc. (a)                      2,839,638
  2,300,000  LM Ericsson Telephone Company ADR             47,150,000
    745,632  Lucent Technologies Inc.                      42,780,636
    264,000  Motorola Inc.                                 24,750,000
    115,400  Nextlink Communications Inc. (Class
               A) (a)                                       8,085,213
    519,200  Nokia Corporation ADR                         26,998,400
    693,200  Nortel Networks Corp.                         37,649,425
  1,497,512  SBC Communications Inc.                       65,422,556
    347,400  Tele Danmark AS ADR                           12,224,138
     49,300  Tellabs Inc. (a)                               3,201,419
    136,200  US West Inc.                                   9,806,400
    215,000  Vodafone AirTouch PLC-Sp ADR                   9,849,688

                                                                       5 -------

                          STATE FARM GROWTH FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

  SHARES                                                   VALUE
-----------                                            --------------
TELECOM & TELECOM EQUIPMENT (CONT.)
  1,535,593  WorldCom Inc. (a)                         $   57,776,687
                                                       --------------
                                                          441,454,869
                                                       --------------
UTILITIES & ENERGY (.6%)
    132,000  Duke Energy Corporation                        7,689,000
    112,400  The AES Corporation (a)                        9,806,900
                                                       --------------
                                                           17,495,900
                                                       --------------
TOTAL COMMON STOCKS
  (cost $1,135,245,362)                                 2,985,387,205
                                                       --------------

                              SHARES OR
                              PRINCIPAL
                               AMOUNT
---------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.5%)
$64,400,000  Ford Motor Credit Company, 6.488% to
               6.622%, June, 2000                          64,400,000
  9,000,000  U.S. Treasury Bills, 5.720%, June, 2000        8,966,070
  2,055,488  Chase Vista Treasury Plus Money Market
               Fund                                         2,055,488
                                                       --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $75,415,043)                                       75,421,558
                                                       --------------
TOTAL INVESTMENTS (100.0%)
  (cost $1,210,660,405)                                 3,060,808,763
OTHER ASSETS, NET OF LIABILITIES (0.0%)                       593,868
                                                       --------------
NET ASSETS (100.0%)                                    $3,061,402,631
                                                       ==============

Notes:

(a)  Non-income producing security.
At May 31, 2000, net unrealized appreciation of $1,850,148,358 consisted of gross unrealized appreciation of $1,885,681,234 and gross unrealized depreciation of $35,532,876 based on cost of $1,210,660,405 for federal income tax purposes.

                See accompanying notes to financial statements.

---------
       6

                          STATE FARM GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000
                                  (UNAUDITED)

ASSETS
  Investments, at value
    (cost $1,210,660,405)                             $3,060,808,763
  Receivable for:
    Dividends and interest                $4,524,868
    Shares of the Fund sold                  206,565       4,731,433
                                          ----------
  Prepaid expenses                                            35,064
                                                      --------------
  Total assets                                         3,065,575,260
LIABILITIES AND NET ASSETS
  Payable for:
    Shares of the Fund redeemed            3,275,315
    Manager                                  847,044       4,122,359
                                          ----------
  Accrued liabilities                                         50,270
                                                      --------------
  Total liabilities                                        4,172,629
                                                      --------------
Net assets applicable to 55,153,764
  shares outstanding of $0.50 par value
  common stock (100,000,000 shares
  authorized)                                         $3,061,402,631
                                                      ==============
Net asset value, offering price and
  redemption price per share                          $        55.51
                                                      ==============
ANALYSIS OF NET ASSETS
  Excess of amounts received from sales
    of shares over amounts paid on
    redemptions of shares on account of
    capital                                           $1,192,497,830
  Accumulated net realized loss on sales
    of investments                                        (4,714,359)
  Net unrealized appreciation of
    investments                                        1,850,148,358
  Undistributed net investment income                     23,470,802
                                                      --------------
  Net assets applicable to shares
    outstanding                                       $3,061,402,631
                                                      ==============

                See accompanying notes to financial statements.

                                                                       7 -------

                          STATE FARM GROWTH FUND, INC.
                            STATEMENTS OF OPERATIONS

                                           SIX MONTHS
                                             ENDED
                                          MAY 31, 2000     YEAR ENDED
                                          (UNAUDITED)   NOVEMBER 30, 1999
                                          ------------  -----------------
INVESTMENT INCOME:
  Dividends                               $18,109,885        33,916,255
  Interest                                  1,414,403         2,390,006
                                          ------------   --------------
                                           19,524,288        36,306,261
  Less: foreign withholding taxes             266,678           547,592
                                          ------------   --------------
  Total investment income                  19,257,610        35,758,669
EXPENSES:
  Investment advisory and management
    fees                                    1,551,088         2,740,037
  Reports to shareowners                       48,391            81,541
  ICI dues                                     26,081            55,835
  Professional fees                            22,473            96,955
  Registration fees                            21,966            27,350
  Franchise taxes                               9,932            18,148
  Directors' fees                               7,200            14,400
  Custodian fees                                6,548            21,037
  Fidelity bond expense                         5,040             8,803
  Security evaluation fees                      1,578             3,128
  Other                                            39               131
                                          ------------   --------------
  Total expenses                            1,700,336         3,067,365
                                          ------------   --------------
Net investment income                      17,557,274        32,691,304
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Accumulated net realized gain (loss)
    on sales of investments                (4,714,359)       13,478,727
  Net unrealized appreciation on
    investments                           211,001,879       368,649,780
                                          ------------   --------------
Net realized and unrealized gain on
  investments                             206,287,520       382,128,507
                                          ------------   --------------
Net change in net assets resulting from
  operations                              $223,844,794      414,819,811
                                          ============   ==============

                See accompanying notes to financial statements.

---------
       8

                          STATE FARM GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                           MAY 31, 2000      YEAR ENDED
                                           (UNAUDITED)    NOVEMBER 30, 1999
                                          --------------  -----------------
FROM OPERATIONS:
  Net investment income                   $   17,557,274        32,691,304
  Net realized gain (loss) on sales of
    investments                               (4,714,359)       13,478,727
  Change in net unrealized appreciation      211,001,879       368,649,780
                                          --------------   ---------------
Net change in net assets resulting from
  operations                                 223,844,794       414,819,811
Undistributed net investment income
  included in price of shares issued and
  redeemed                                       155,364           666,112
DISTRIBUTIONS TO SHAREOWNERS FROM:
  Net investment income                      (17,880,332)      (30,736,945)
  Net realized gain                          (12,157,004)       (2,197,936)
                                          --------------   ---------------
Total distributions to shareowners           (30,037,336)      (32,934,881)
FROM FUND SHARE TRANSACTIONS:
  Proceeds from shares sold                  423,844,930       313,280,990
  Reinvestment of ordinary income
    dividends and capital gain
    distributions                             28,965,728        31,660,456
                                          --------------   ---------------
                                             452,810,658       344,941,446
  Less payments for shares redeemed          371,810,280       226,541,809
                                          --------------   ---------------
Net increase in net assets from Fund
  share transactions                          81,000,378       118,399,637
                                          --------------   ---------------
Total increase in net assets                 274,963,200       500,950,679
NET ASSETS:
  Beginning of period                      2,786,439,431     2,285,488,752
                                          --------------   ---------------
  End of period (including undistributed
    net investment income of $23,470,802
    in 2000, and $22,316,773 in 1999)     $3,061,402,631     2,786,439,431
                                          ==============   ===============

                See accompanying notes to financial statements.

                                                                       9 -------

                          STATE FARM GROWTH FUND, INC.
                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PER SHARE INCOME AND CAPITAL CHANGES (For a share outstanding throughout each period):

                                      SIX MONTHS ENDED                    YEAR ENDED NOVEMBER 30,
                                        MAY 31, 2000     ----------------------------------------------------------
                                        (UNAUDITED)             1999                1998                1997
                                     ------------------  ------------------  ------------------  ------------------
Net asset value, beginning of
  period                             $           51.96               44.65               39.48               34.55
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.34                0.62                0.61                0.62
  Net gain (loss) on investments
    (both realized and unrealized)                3.77                7.33                6.33                7.23
                                     -----------------   -----------------   -----------------   -----------------
  Total from investment operations                4.11                7.95                6.94                7.85
                                     -----------------   -----------------   -----------------   -----------------
LESS DISTRIBUTIONS
  Net investment income                          (0.33)              (0.59)              (0.64)              (0.61)
  Net realized gain                              (0.23)              (0.05)              (1.13)              (2.31)
                                     -----------------   -----------------   -----------------   -----------------
  Total distributions                            (0.56)              (0.64)              (1.77)              (2.92)
                                     -----------------   -----------------   -----------------   -----------------
Net asset value, end of period       $           55.51               51.96               44.65               39.48
                                     =================   =================   =================   =================
TOTAL RETURN                                      7.97%              17.93%              18.17%              24.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (millions)                         $         3,061.4             2,786.4             2,285.5             1,821.1
Ratio of expenses to average net
  assets                                          0.12%(a)              0.12%              0.12%              0.12%
Ratio of net investment income to
  average net assets                              1.19%(a)              1.27%              1.47%              1.78%
Portfolio turnover rate                              4%(a)                 2%                 1%                 6%

                                            YEAR ENDED NOVEMBER 30,
                                     --------------------------------------
                                            1996                1995
                                     ------------------  ------------------
Net asset value, beginning of
  period                                         29.40               22.63
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.63                0.50
  Net gain (loss) on investments
    (both realized and unrealized)                5.17                6.97
                                     -----------------   -----------------
  Total from investment operations                5.80                7.47
                                     -----------------   -----------------
LESS DISTRIBUTIONS
  Net investment income                          (0.53)              (0.52)
  Net realized gain                              (0.12)              (0.18)
                                     -----------------   -----------------
  Total distributions                            (0.65)              (0.70)
                                     -----------------   -----------------
Net asset value, end of period                   34.55               29.40
                                     =================   =================
TOTAL RETURN                                     20.09%              33.67%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (millions)                                   1,362.9             1,068.6
Ratio of expenses to average net
  assets                                          0.13%               0.14%(b)
Ratio of net investment income to
  average net assets                              1.88%               1.95%
Portfolio turnover rate                             16%                  3%

----------

(a)  Determined on an annualized basis.
(b)  The ratio based on net custodian expenses would have been .13% in 1995.

---------
      10

                         STATE FARM BALANCED FUND, INC.

Dear Shareowner:

The S&P 500 index produced total returns of 2.9% and 10.4% for the six and twelve months ended May 31, 2000. The Balanced Fund had total returns of 6.7% and 9.5% for the same periods.*

After five consecutive years of strong gains, the U.S. stock market has been generally flat so far in the year 2000. In our reports to you in the recent past, we have cautioned investors not to expect returns of the magnitude of 1995-99 over the long term. Interestingly, the return of the S&P 500 for the 5 year period from 1995-99 was the highest of any rolling 5 year period since the end of the Great Depression in the 1930's.

A period in which the stock market is generally flat while corporate profits increase is favorable for valuation. Such a period could bring price/earnings ratios back to lower levels which are more in line with the longer term historical experience.

There has been a noticeable decline in speculative activity in the U.S. stock market so far in the year 2000. Examples include:

    (1) The NASDAQ index, which is oriented toward technology stocks with high valuations, has declined markedly in 2000.

    (2) The number of initial public offerings (which are usually formative stage firms) has declined in 2000.

    (3) Speculative stocks, particularly those associated with internet technology, have declined substantially.

The decline in speculative activity and the flat stock market is attributable partly to the rise in U.S. interest rates.

The increase in interest rates, which has been occurring since the beginning of 1999, has also affected returns of the fixed-income securities held by your Fund. Over the past six months yields on many of the bonds held by the Fund have risen around 50 basis points (a basis point is .01%). Consequently, values of the bonds have fallen, and results of the Fund have been held back by returns of the fixed-income investments over this time.

Business conditions remain quite favorable in the United States and Europe. Most of the emerging markets of the world seem to be recovering. Economic activity in Japan continues to be weak. Generally, economic activity is a function of the availability of money, creative management talent, and business opportunities.

To cope with the inevitable uncertainties of financial markets, we encourage a disciplined long-term program of periodic investments in the Balanced Fund. Such an investment program cannot ensure a profit, but it should allow shareowners to capture the benefits of dollar cost averaging and to participate in any long-term appreciation of common stock prices. Dependable income should be derived from bond holdings. We strive to invest the Fund's assets in growing companies with fine managements and good quality bonds. We are confident that these investments will produce satisfactory long-term results. Risk is managed, but not eliminated, through broad diversification in globally competitive firms in essential businesses.

The directors have declared a semi-annual income dividend of $.77 per share which was paid on June 19, 2000. It was used to purchase additional shares for your account unless you have elected to receive payments directly by check.

Sincerely,

                      [SIG]                                               [SIG]
                  Paul N. Eckley                                      Kurt G. Moser
                  Vice President                                      Vice President

* The Balanced Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 2000 was 11.11%, 15.32% and 14.10%, respectively. The Standard & Poor's 500 Stock Index is a market-weighted index, with dividends reinvested, of 500 large U.S. companies. Past performance does not guarantee future results. The investment return and principal value of an investment in the Balanced Fund will fluctuate so that your Fund shares, when redeemed, may be worth more or less than their original cost.

                                                                       11-------

                         STATE FARM BALANCED FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2000
                                  (UNAUDITED)

  SHARES                                                                                   VALUE
-----------                                                                            --------------
COMMON STOCKS (72.1%)
AGRICULTURE, FOODS, & BEVERAGE (3.1%)
    853,118  Archer-Daniels-Midland Company                                            $   10,184,096
     26,000  Campbell Soup Company                                                            806,000
    310,000  Kellogg Company                                                                9,416,250
     58,000  Sara Lee Corporation                                                           1,044,000
    190,000  The Coca-Cola Company                                                         10,141,250
                                                                                       --------------
                                                                                           31,591,596
                                                                                       --------------

BANKS (4.9%)
     51,046  ABN Amro Holding NV                                                            1,172,213
     52,312  AmSouth Bancorporation                                                           944,886
     44,900  Bank of America Corporation                                                    2,494,756
    184,100  Bank One Corporation                                                           6,086,806
     10,900  JP Morgan & Co. Incorporated                                                   1,403,375
      1,900  M&T Bank Corporation                                                             821,750
     41,000  Northern Trust Corporation                                                     2,698,312
    180,960  Pacific Century Financial
               Corporation                                                                  4,071,600
    166,924  Popular Inc.                                                                   3,818,386
     99,000  SouthTrust Corporation                                                         2,679,188
     21,400  SunTrust Banks Inc.                                                            1,278,650
     75,700  Wachovia Corporation                                                           5,232,762
    373,800  Wells Fargo & Company                                                         16,914,450
                                                                                       --------------
                                                                                           49,617,134
                                                                                       --------------

BUILDING MATERIALS & CONSTRUCTION (.7%)
    160,200  Vulcan Materials Company                                                       7,489,350
                                                                                       --------------

CHEMICALS (3.2%)
    230,000  Air Products & Chemicals Inc.                                                  7,963,750
    108,705  EI du Pont de Nemours and
               Company                                                                      5,326,545
    141,400  Great Lakes Chemical
               Corporation                                                                  3,923,850
    120,000  International Flavors &
               Fragrances Inc.                                                              4,080,000
    245,500  Sigma-Aldrich Corporation                                                      8,193,562
     23,000  The Dow Chemical Company                                                       2,462,437
                                                                                       --------------
                                                                                           31,950,144
                                                                                       --------------

COMPUTER SOFTWARE AND SERVICES (1.9%)
    135,400  Cisco Systems Inc. (a)                                                         7,717,800
      8,800  Electronic Data Systems
               Corporation                                                                    565,950
    168,600  Microsoft Corporation (a)                                                     10,548,037
                                                                                       --------------
                                                                                           18,831,787
                                                                                       --------------

COMPUTERS (6.0%)
    377,000  Hewlett-Packard Company                                                       45,287,125
    137,200  International Business
               Machines Corporation                                                        14,723,275
                                                                                       --------------
                                                                                           60,010,400
                                                                                       --------------

---------
      12

                         STATE FARM BALANCED FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

  SHARES                                                                                   VALUE
-----------                                                                            --------------
CONSUMER & MARKETING (3.9%)
     22,200  Clorox Co.                                                                $      879,675
    160,000  Hon Industries Inc.                                                            3,990,000
    177,937  Kimberly Clark Corp.                                                          10,765,189
     96,700  McDonald's Corporation                                                         3,463,069
    136,218  Newell Rubbermaid Inc.                                                         3,575,722
    300,000  The Gillette Company                                                          10,012,500
     81,600  The Procter & Gamble Company                                                   5,426,400
     22,857  Unilever NV                                                                    1,161,421
                                                                                       --------------
                                                                                           39,273,976
                                                                                       --------------
ELECTRONIC/ELECTRICAL MFG. (6.9%)
     57,200  Applied Materials Inc. (a)                                                     4,776,200
     31,200  Emerson Electric Co.                                                           1,840,800
    479,700  General Electric Company                                                      25,244,212
    251,400  Intel Corporation                                                             31,330,725
     37,400  KLA Tencor Corporation (a)                                                     1,853,637
     81,600  Linear Technology Corp.                                                        4,819,500
                                                                                       --------------
                                                                                           69,865,074
                                                                                       --------------
FINANCIAL SERVICES (.9%)
     66,750  Citigroup Inc.                                                                 4,151,016
    160,650  MBNA Corporation                                                               4,478,119
                                                                                       --------------
                                                                                            8,629,135
                                                                                       --------------
HEALTH CARE (10.8%)
     77,400  Allergan Inc.                                                                  5,316,413
    405,000  Biomet Inc.                                                                   14,605,313
     36,100  Bristol-Myers Squibb Company                                                   1,987,756
    212,000  Eli Lilly & Co.                                                               16,138,500
    198,000  Johnson & Johnson                                                             17,721,000
     21,600  Medtronic Inc.                                                                 1,115,100
    123,400  Merck & Co. Inc.                                                               9,208,725
    960,000  Pfizer Inc.                                                                   42,780,000
                                                                                       --------------
                                                                                          108,872,807
                                                                                       --------------
MACHINERY & MANUFACTURING (3.8%)
     45,900  AptarGroup Inc.                                                                1,219,219
    100,000  Caterpillar Inc.                                                               3,825,000
    124,100  Corning Incorporated                                                          24,005,594
     14,700  Deere & Company                                                                  610,969
     44,600  Honeywell International Inc.                                                   2,439,063
     20,000  Illinois Tool Works Inc.                                                       1,161,250
     47,700  Minnesota Mining &
               Manufacturing Co.                                                            4,090,275
     84,375  Osmonics Inc. (a)                                                                759,375
                                                                                       --------------
                                                                                           38,110,745
                                                                                       --------------
MEDIA & BROADCASTING (5.9%)
     42,000  Lee Enterprises Incorporated                                                     918,750
     42,000  Lee Enterprises Incorporated
               (Class B)                                                                      918,750
    173,333  Reuters Group PLC ADR                                                         15,404,970
    993,495  The Walt Disney Company                                                       41,913,070
                                                                                       --------------
                                                                                           59,155,540
                                                                                       --------------

                                                                       13-------

                         STATE FARM BALANCED FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

  SHARES                                                                                   VALUE
-----------                                                                            --------------
MINING & METALS (.8%)
     29,200  Newmont Mining Corporation                                                $      673,425
    109,200  Nucor Corporation                                                              4,245,150
     50,000  Rio Tinto PLC ADR                                                              3,071,875
     18,750  Steel Dynamics Inc. (a)                                                          174,609
                                                                                       --------------
                                                                                            8,165,059
                                                                                       --------------

OIL & GAS (4.6%)
     89,986  BP Amoco PLC ADR                                                               4,892,989
    144,000  Chevron Corporation                                                           13,311,000
     29,185  Devon Energy Corporation                                                       1,745,628
    171,600  Exxon Mobil Corporation                                                       14,296,425
     65,220  Pennzoil-Quaker State Company                                                    717,420
    188,700  Royal Dutch Petroleum Company
               ADR                                                                         11,781,956
                                                                                       --------------
                                                                                           46,745,418
                                                                                       --------------

RETAILERS (1.0%)
     32,800  Home Depot Inc.                                                                1,601,050
    149,600  Wal-Mart Stores Inc.                                                           8,620,700
                                                                                       --------------
                                                                                           10,221,750
                                                                                       --------------

TELECOM & TELECOM EQUIPMENT (13.2%)
    516,400  ADC Telecommunications
               Inc. (a)                                                                    34,695,625
    255,000  AT&T Corp.                                                                     8,845,313
    544,000  LM Ericsson Telephone Company
               ADR                                                                         11,152,000
    220,376  Lucent Technologies Inc.                                                      12,644,073
     64,000  Motorola Inc.                                                                  6,000,000
     29,800  Nextlink Communications Inc.
               (Class A) (a)                                                                2,087,863
     88,400  Nokia Corporation ADR                                                          4,596,800
    178,400  Nortel Networks Corp.                                                          9,689,350
    470,024  SBC Communications Inc.                                                       20,534,174
     23,100  US West Inc.                                                                   1,663,200
     60,000  Vodafone AirTouch PLC-Sp ADR                                                   2,748,750
    486,985  WorldCom Inc. (a)                                                             18,322,811
                                                                                       --------------
                                                                                          132,979,959
                                                                                       --------------

UTILITIES & ENERGY (.5%)
     36,000  Duke Energy Corporation                                                        2,097,000
     30,200  The AES Corporation (a)                                                        2,634,950
                                                                                       --------------
                                                                                            4,731,950
                                                                                       --------------
TOTAL COMMON STOCKS
  (cost $259,588,827)                                                                     726,241,824
                                                                                       --------------

---------
      14

                         STATE FARM BALANCED FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

 PRINCIPAL                                    COUPON              MATURITY
  AMOUNT                                       RATE                 DATE                   VALUE
-----------                                  --------  ------------------------------  --------------
CORPORATE BONDS (10.0%)
AGRICULTURE, FOODS, & BEVERAGE (.8%)
$ 3,000,000  Pioneer Hi-Bred International
               Inc.                             5.750% January 15, 2009                $    2,642,970
  3,000,000  Dean Foods Company                 6.625% May 15, 2009                         2,709,390
  2,950,000  Archer-Daniels-Midland Company     5.870% November 15, 2010                    2,521,483
                                                                                       --------------
                                                                                            7,873,843
                                                                                       --------------

AUTOMOTIVE (.8%)
  3,000,000  Daimler Chrysler North America     6.900% September 1, 2004                    2,909,130
  3,000,000  Ford Motor Credit Company          5.800% January 12, 2009                     2,571,180
  3,000,000  General Motors Acceptance
               Corp.                            7.750% January 19, 2010                     2,918,370
                                                                                       --------------
                                                                                            8,398,680
                                                                                       --------------

BUILDING MATERIALS & CONSTRUCTION (.6%)
  3,000,000  Leggett & Platt Inc.               7.650% February 15, 2005                    2,983,500
  3,000,000  Vulcan Materials Company           6.000% April 1, 2009                        2,638,560
                                                                                       --------------
                                                                                            5,622,060
                                                                                       --------------

CHEMICALS (.6%)
  3,000,000  PPG Industries Inc.                6.750% August 15, 2004                      2,918,640
  3,250,000  EI du Pont de Nemours and
               Company                          6.750% October 15, 2004                     3,157,732
                                                                                       --------------
                                                                                            6,076,372
                                                                                       --------------

COMPUTERS (.3%)
  3,000,000  International Business
               Machines Corporation             5.375% February 1, 2009                     2,588,490
                                                                                       --------------

CONSUMER & MARKETING (.5%)
  2,000,000  Hasbro Inc.                        5.600% November 1, 2005                     1,769,340
  3,000,000  The Procter & Gamble Company       6.875% September 15, 2009                   2,852,460
                                                                                       --------------
                                                                                            4,621,800
                                                                                       --------------

CONTAINERS & PACKAGING (.4%)
  5,000,000  Avery Dennison Corp.               5.900% December 1, 2008                     4,369,600
                                                                                       --------------

ELECTRONIC/ELECTRICAL MFG. (.3%)
  3,000,000  Emerson Electric Co.               5.850% March 15, 2009                       2,655,120
                                                                                       --------------

FINANCIAL SERVICES (.8%)
  3,000,000  Household Finance Corp.            7.200% July 15, 2006                        2,827,440
  2,000,000  General Electric Capital Corp.     7.375% January 19, 2010                     1,970,560
  3,000,000  Bellsouth Capital Funding
               Corp.                            7.750% February 15, 2010                    2,945,280
                                                                                       --------------
                                                                                            7,743,280
                                                                                       --------------

HEALTH CARE (.6%)
  3,000,000  Johnson & Johnson                  6.625% September 1, 2009                    2,826,510
  3,000,000  Becton Dickinson & Co.             7.150% October 1, 2009                      2,841,390
                                                                                       --------------
                                                                                            5,667,900
                                                                                       --------------

                                                                       15-------

                         STATE FARM BALANCED FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

 PRINCIPAL                                    COUPON              MATURITY
  AMOUNT                                       RATE                 DATE                   VALUE
-----------                                  --------  ------------------------------  --------------
MACHINERY & MANUFACTURING (1.4%)
$ 3,000,000  United Technologies Corp.          7.000% September 15, 2006              $    2,899,110
  3,000,000  Illinois Tool Works Inc.           5.750% March 1, 2009                        2,626,950
  3,000,000  Caterpillar Inc.                   7.250% September 15, 2009                   2,846,250
  3,000,000  Honeywell International Inc.       7.500% March 1, 2010                        2,960,580
  3,000,000  Deere & Company                    7.850% May 15, 2010                         2,944,590
                                                                                       --------------
                                                                                           14,277,480
                                                                                       --------------
MEDIA & BROADCASTING (.2%)
  3,000,000  The Washington Post Company        5.500% February 15, 2009                    2,581,470
                                                                                       --------------
OIL & GAS (.2%)
  3,000,000  Texaco Capital                     5.500% January 15, 2009                     2,582,730
                                                                                       --------------
RETAILERS (.6%)
  3,000,000  Albertsons Inc.                    6.950% August 1, 2009                       2,761,050
  3,000,000  Wal-Mart Stores Inc.               6.875% August 10, 2009                      2,859,240
                                                                                       --------------
                                                                                            5,620,290
                                                                                       --------------
TELECOM & TELECOM EQUIPMENT (1.3%)
  3,000,000  Vodafone AirTouch PLC              7.625% February 15, 2005                    2,964,420
  3,000,000  WorldCom Inc.                      7.750% April 1, 2007                        2,957,280
  5,000,000  US West Communications             5.625% November 15, 2008                    4,196,050
  3,000,000  AT&T Corp.                         6.000% March 15, 2009                       2,624,310
  1,000,000  New England Telephone &
               Telegraph Co.                    5.875% April 15, 2009                         861,590
                                                                                       --------------
                                                                                           13,603,650
                                                                                       --------------
UTILITIES & ENERGY (.6%)
  3,000,000  Alabama Power Company              7.125% August 15, 2004                      2,903,640
  3,000,000  Duke Energy Corporation            7.375% March 1, 2010                        2,837,310
                                                                                       --------------
                                                                                            5,740,950
                                                                                       --------------
TOTAL CORPORATE BONDS
  (cost $107,595,405)                                                                     100,023,715
                                                                                       --------------
U.S. TREASURY OBLIGATIONS (15.7%)
  1,200,000  U.S. Treasury Notes                7.750% February 15, 2001                    1,208,076
  5,000,000  U.S. Treasury Notes                6.375% March 31, 2001                       4,983,000
    625,000  U.S. Treasury Bonds               13.125% May 15, 2001                           661,000
  2,000,000  U.S. Treasury Notes                8.000% May 15, 2001                         2,022,220
    680,000  U.S. Treasury Bonds               13.375% August 15, 2001                        730,633
  2,500,000  U.S. Treasury Notes                7.500% November 15, 2001                    2,523,150
  1,000,000  U.S. Treasury Bonds               14.250% February 15, 2002                    1,117,950
  2,000,000  U.S. Treasury Notes                7.500% May 15, 2002                         2,026,780
  5,000,000  U.S. Treasury Notes                6.000% July 31, 2002                        4,927,050
  7,500,000  U.S. Treasury Notes                6.375% August 15, 2002                      7,444,650
  2,570,000  U.S. Treasury Bonds               11.625% November 15, 2002                    2,846,198
  5,000,000  U.S. Treasury Notes                6.250% February 15, 2003                    4,938,450
  3,000,000  U.S. Treasury Bonds               10.750% May 15, 2003                         3,317,010
  9,000,000  U.S. Treasury Notes                5.750% August 15, 2003                      8,761,950
  5,500,000  U.S. Treasury Bonds               11.875% November 15, 2003                    6,358,220
  2,000,000  U.S. Treasury Notes                5.875% February 15, 2004                    1,951,020
  9,000,000  U.S. Treasury Notes                7.250% May 15, 2004                         9,179,370
  6,000,000  U.S. Treasury Notes                7.250% August 15, 2004                      6,132,180
  1,500,000  U.S. Treasury Bonds               11.625% November 15, 2004                    1,782,015
  5,000,000  U.S. Treasury Notes                7.500% February 15, 2005                    5,175,350

---------
      16

                         STATE FARM BALANCED FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

 PRINCIPAL                                    COUPON              MATURITY
  AMOUNT                                       RATE                 DATE                   VALUE
-----------                                  --------  ------------------------------  --------------
U.S. TREASURY OBLIGATIONS (CONT.)
$ 7,500,000  U.S. Treasury Notes                6.500% May 15, 2005                    $    7,478,775
  6,000,000  U.S. Treasury Notes                5.875% November 15, 2005                    5,811,660
 11,500,000  U.S. Treasury Bonds                9.375% February 15, 2006                   13,004,545
  6,000,000  U.S. Treasury Notes                6.875% May 15, 2006                         6,089,280
  3,000,000  U.S. Treasury Notes                7.000% July 15, 2006                        3,063,780
  4,000,000  U.S. Treasury Notes                6.500% October 15, 2006                     3,986,880
 10,000,000  U.S. Treasury Notes                6.250% February 15, 2007                    9,858,800
  8,000,000  U.S. Treasury Notes                6.625% May 15, 2007                         8,047,200
  4,000,000  U.S. Treasury Notes                6.125% August 15, 2007                      3,914,160
 10,000,000  U.S. Treasury Notes                5.500% February 15, 2008                    9,421,900
  1,000,000  U.S. Treasury Bonds               10.375% November 15, 2009                    1,134,280
  7,000,000  U.S. Treasury Bonds               10.000% May 15, 2010                         7,932,120
                                                                                       --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $162,944,510)                                                                     157,829,652
                                                                                       --------------
GOVERNMENT AGENCY SECURITIES (1.4%)
  5,000,000  Federal Home Loan Mortgage
               Corp.                            7.375% May 15, 2003                         4,993,700
 10,000,000  Federal National Mortgage
               Association                      6.000% May 15, 2008                         9,084,200
                                                                                       --------------
TOTAL GOVERNMENT AGENCY SECURITIES
  (cost $14,515,088)                                                                       14,077,900
                                                                                       --------------

                      SHARES OR
                      PRINCIPAL
                       AMOUNT
-----------------------------------------------------
SHORT-TERM INVESTMENTS (.5%)
  2,100,000  Ford Motor Credit Company,
               6.594% to, 6.622%, June,
               2000                                                                         2,100,000
  1,000,000  U.S. Treasury Bills, 5.720%,
               June, 2000                                                                     996,230
  2,208,086  Chase Vista Treasury Plus
               Money Market Fund                                                            2,208,086
                                                                                       --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $5,303,652)                                                                         5,304,316
                                                                                       --------------

TOTAL INVESTMENTS (99.7%)
  (cost $549,947,482)                                                                   1,003,477,407

OTHER ASSETS, NET OF LIABILITIES (0.3%)                                                     3,396,593
                                                                                       --------------
NET ASSETS (100.0%)                                                                    $1,006,874,000
                                                                                       ==============

Notes:

(a)  Non-income producing security.
At May 31, 2000, net unrealized appreciation of $453,529,925 consisted of gross unrealized appreciation of $474,601,653 and gross unrealized depreciation of $21,071,728 based on cost of $549,947,482 for federal income tax purposes.

                See accompanying notes to financial statements.

                                                                       17-------

                         STATE FARM BALANCED FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000
                                  (UNAUDITED)

ASSETS
  Investments, at value (cost
    $549,947,482)                                     $1,003,477,407
  Receivable for:
    Dividends and interest                $4,871,757
    Shares of the Fund sold                    7,049       4,878,806
                                          ----------
  Prepaid expenses                                            21,640
                                                      --------------
  Total assets                                         1,008,377,853
                                                      --------------
LIABILITIES AND NET ASSETS
  Payable for:
    Shares of the Fund redeemed            1,171,564
    Manager                                  309,245       1,480,809
                                          ----------
  Accrued liabilities                                         23,044
                                                      --------------
  Total liabilities                                        1,503,853
                                                      --------------
Net assets applicable to 18,336,089
  shares outstanding of
  $1.00 par value common stock
  (40,000,000 shares authorized)                      $1,006,874,000
                                                      ==============
Net asset value, offering price and
  redemption price per share                          $        54.91
                                                      ==============
ANALYSIS OF NET ASSETS
  Excess of amounts received from sales
    of shares over amounts paid on
    redemptions of shares on account of
    capital                                           $  532,299,085
  Accumulated net realized loss on sales
    of investments                                        (4,477,674)
  Net unrealized appreciation of
    investments                                          453,529,925
  Undistributed net investment income                     25,522,664
                                                      --------------
  Net assets applicable to shares
    outstanding                                       $1,006,874,000
                                                      ==============

                See accompanying notes to financial statements.

---------
      18

                         STATE FARM BALANCED FUND, INC.
                            STATEMENTS OF OPERATIONS

                                           SIX MONTHS
                                             ENDED
                                          MAY 31, 2000     YEAR ENDED
                                          (UNAUDITED)   NOVEMBER 30, 1999
                                          ------------  -----------------
INVESTMENT INCOME:
  Dividends                               $ 4,456,349         8,844,759
  Interest                                 10,337,731        21,001,785
                                          -----------    --------------
                                           14,794,080        29,846,544
  Less: foreign withholding taxes              73,569           144,691
                                          -----------    --------------
  Total investment income                  14,720,511        29,701,853
EXPENSES:
  Investment advisory and management
    fees                                      574,535         1,113,753
  Reports to shareowners                       18,488            32,580
  Professional fees                            15,301            61,649
  ICI dues                                      9,589            23,365
  Franchise taxes                               9,052            17,600
  Custodian fees                                5,241            17,895
  Directors' fees                               3,600             7,200
  Security evaluation fees                      3,141             4,571
  Fidelity bond expense                         2,976             5,377
  Registration fees                               411             8,879
  Other                                            20               131
                                          -----------    --------------
  Total expenses                              642,354         1,293,000
                                          -----------    --------------
Net investment income                      14,078,157        28,408,853
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Accumulated net realized gain (loss)
    on sales of investments                (4,477,674)       10,843,298
  Net unrealized appreciation on
    investments                            55,320,709        48,274,008
                                          -----------    --------------
Net realized and unrealized gain on
  investments                              50,843,035        59,117,306
                                          -----------    --------------
Net change in net assets resulting from
  operations                              $64,921,192        87,526,159
                                          ===========    ==============

                See accompanying notes to financial statements.

                                                                       19-------

                         STATE FARM BALANCED FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                           MAY 31, 2000      YEAR ENDED
                                           (UNAUDITED)    NOVEMBER 30, 1999
                                          --------------  -----------------
FROM OPERATIONS:
  Net investment income                   $   14,078,157       28,408,853
  Net realized gain (loss) on sales of
    investments                               (4,477,674)      10,843,298
  Change in net unrealized appreciation       55,320,709       48,274,008
                                          --------------   --------------
Net change in net assets resulting from
  operations                                  64,921,192       87,526,159
Undistributed net investment income
  (loss) included in price of shares
  issued and redeemed                           (229,308)         270,649
DISTRIBUTIONS TO SHAREOWNERS FROM:
  Net investment income                      (14,964,559)     (27,062,617)
  Net realized gain                          (10,500,732)        (382,353)
                                          --------------   --------------
Total distributions to shareowners           (25,465,291)     (27,444,970)
FROM FUND SHARE TRANSACTIONS:
  Proceeds from shares sold                  125,077,476      112,775,656
  Reinvestment of ordinary income
    dividends and capital gain
    distributions                             24,386,513       26,064,784
                                          --------------   --------------
                                             149,463,989      138,840,440
  Less payments for shares redeemed          172,540,484      101,669,744
                                          --------------   --------------
Net increase (decrease) in net assets
  from Fund share transactions               (23,076,495)      37,170,696
                                          --------------   --------------
Total increase in net assets                  16,150,098       97,522,534
NET ASSETS:
  Beginning of period                        990,723,902      893,201,368
                                          --------------   --------------
  End of period (including undistributed
    net investment income of $25,522,664
    in 2000, and $26,295,808 in 1999)     $1,006,874,000      990,723,902
                                          ==============   ==============

                See accompanying notes to financial statements.

---------
      20

                         STATE FARM BALANCED FUND, INC.
                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PER SHARE INCOME AND CAPITAL CHANGES (For a share outstanding throughout each period):

                                                SIX MONTHS ENDED                      YEAR ENDED NOVEMBER 30,
                                                  MAY 31, 2000    ---------------------------------------------------------------
                                                  (UNAUDITED)        1999         1998         1997         1996         1995
                                                ----------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period                $  52.79          49.54        46.09        42.04        37.76        31.12
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.78           1.51         1.54         1.40         1.39         1.25
  Net gain (loss) on investments (both
    realized and unrealized)                            2.70           3.23         4.14         5.45         4.38         6.77
                                                    --------       --------     --------     --------     --------     --------
  Total from investment operations                      3.48           4.74         5.68         6.85         5.77         8.02
                                                    --------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net investment income                                (0.79)         (1.47)       (1.54)       (1.47)       (1.30)       (1.19)
  Net realized gain                                    (0.57)         (0.02)       (0.69)       (1.33)       (0.19)       (0.19)
                                                    --------       --------     --------     --------     --------     --------
  Total distributions                                  (1.36)         (1.49)       (2.23)       (2.80)       (1.49)       (1.38)
                                                    --------       --------     --------     --------     --------     --------
Net asset value, end of period                      $  54.91          52.79        49.54        46.09        42.04        37.76
                                                    ========       ========     ========     ========     ========     ========
TOTAL RETURN                                            6.73%          9.72%       12.72%       17.33%       15.78%       26.53%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                $1,006.9          990.7        893.2        762.3        626.1        499.7
Ratio of expenses to average net assets                 0.13%(a)       0.13%        0.14%        0.14%        0.15%        0.17%(b)
Ratio of net investment income to average net
  assets                                                2.82%(a)       2.96%        3.34%        3.42%        3.63%        3.66%
Portfolio turnover rate                                    7%(a)          5%           2%           6%           9%           6%

----------

(a)  Determined on an annualized basis.
(b)  The ratio based on net custodian expenses would have been .16% in 1995.

                                                                       21-------

                         STATE FARM INTERIM FUND, INC.

Dear Shareowner:

The increase in interest rates which has been occurring since the beginning of 1999 continued over the last six months. Yields on the U.S. Treasury securities that dominate investments of the Interim Fund have risen around 50 basis points (a basis point is .01%) over the last six months.

This upward movement of interest rates caused the net asset value of the Fund to fall to $9.32 from $9.47, a 1.6% decrease, over the last six months. The Fund's total return, which includes the reinvestment of dividends and the change in net asset value, for the six months was 1.82%. Total return for the twelve months ended May 31, 2000 was 3.43%.*

The U.S. economy remains quite healthy. The latest calculation of real GDP for the first quarter of 2000 puts growth at a 5.4% annual rate during the period. That performance followed an unsustainable 7.3% increase during the fourth quarter of 1999. The pace of general economic activity appears to be slowing some more in the present quarter as increasing interest rates, higher energy prices, a stronger dollar, tighter bank lending standards and a struggling stock market are affecting conditions. However, the economy still shows substantial underlying vitality.

Demands for capital created by the strong economy have been exerting upward pressure on interest rates. Furthermore, the Open Market Committee of the Federal Reserve continues to tighten monetary policy showing that it is concerned that the economy is growing in excess of its non-inflationary potential. The target federal funds rate and discount rate were most recently raised by 50 basis points in May. The increase in May marked the sixth tightening since last June and brought the total increase in the federal funds target rate over that period to 175 basis points.

Times when interest rates are rising can be unsettling for investors in bonds or mutual funds which invest in bonds. The relatively short maturity structure of the Interim Fund tends to mitigate fluctuations in its net asset value. Its laddered maturity structure provides a natural mechanism for the portfolio to be reinvested at prevailing interest rates when investments mature. However, as is obvious by occurrences of the past 18 months, these characteristics do not prevent portfolio bond values from going down when interest rates increase. We believe shareholders should look to the dependable flow of dividend income provided by its high quality investments as the main attraction of the Fund. That feature should endure while interest rates inevitably fluctuate cyclically over the years.

As you know the Fund declares a dividend each day from its net investment income which is payable on the last day off the calendar quarter. All dividends are automatically invested in shares of the Fund unless you have advised State Farm Investment Management Corp. otherwise in writing.

Sincerely,

                      [SIG]                                               [SIG]
                  Kurt G. Moser                                     Donald E. Heltner
                  Vice President                                      Vice President

* The Interim Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 2000 was 4.62%, 5.55% and 6.59%, respectively. Past performance does not guarantee future results. The investment return and principal value of an investment in the Interim Fund will fluctuate so that your Fund shares, when redeemed, may be worth more or less than their original cost.

---------
      22

                         STATE FARM INTERIM FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2000
                                  (UNAUDITED)

 PRINCIPAL                                    COUPON        MATURITY
   AMOUNT                                      RATE           DATE              VALUE
------------                                  -------  -------------------  -------------
U.S. TREASURY OBLIGATIONS (98.8%)
$ 3,000,000   U.S. Treasury Notes              5.500%  December 31, 2000    $  2,980,350
  1,000,000   U.S. Treasury Notes              5.250%  January 31, 2001          990,920
  4,000,000   U.S. Treasury Notes              7.750%  February 15, 2001       4,026,920
  4,000,000   U.S. Treasury Notes              5.625%  February 28, 2001       3,968,240
  5,000,000   U.S. Treasury Notes              8.000%  May 15, 2001            5,055,550
  4,000,000   U.S. Treasury Notes              7.875%  August 15, 2001         4,048,040
  3,000,000   U.S. Treasury Notes              6.375%  September 30, 2001      2,983,110
  4,000,000   U.S. Treasury Notes              7.500%  November 15, 2001       4,037,040
  4,000,000   U.S. Treasury Notes              7.500%  May 15, 2002            4,053,560
  8,000,000   U.S. Treasury Notes              6.375%  August 15, 2002         7,940,960
  4,000,000   U.S. Treasury Bonds             11.625%  November 15, 2002       4,429,880
  5,000,000   U.S. Treasury Notes              5.750%  November 30, 2002       4,887,400
  6,000,000   U.S. Treasury Notes              6.250%  February 15, 2003       5,926,140
  7,000,000   U.S. Treasury Notes              5.750%  April 30, 2003          6,825,070
  2,000,000   U.S. Treasury Bonds             10.750%  May 15, 2003            2,211,340
  2,000,000   U.S. Treasury Bonds             11.125%  August 15, 2003         2,248,220
  7,000,000   U.S. Treasury Notes              5.750%  August 15, 2003         6,814,850
  1,000,000   U.S. Treasury Bonds             11.875%  November 15, 2003       1,156,040
  3,000,000   U.S. Treasury Notes              5.875%  February 15, 2004       2,926,530
  8,000,000   U.S. Treasury Notes              7.250%  May 15, 2004            8,159,440
  5,000,000   U.S. Treasury Notes              7.250%  August 15, 2004         5,110,150
  8,000,000   U.S. Treasury Notes              7.875%  November 15, 2004       8,372,560
  4,000,000   U.S. Treasury Notes              7.500%  February 15, 2005       4,140,280
  4,000,000   U.S. Treasury Notes              6.500%  May 15, 2005            3,988,680
  8,000,000   U.S. Treasury Notes              6.500%  August 15, 2005         7,970,160
  4,000,000   U.S. Treasury Notes              5.875%  November 15, 2005       3,874,440
                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $126,254,922)                                                        119,125,870
                                                                            ------------

SHARES OR
PRINCIPAL
AMOUNT
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.1%)
  1,000,000   U.S. Treasury Bills, 5.710%,
                July, 2000                                                       991,700
    359,273   Chase Vista Treasury Plus
                Money Market Fund                                                359,273
                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,350,367)                                                            1,350,973
                                                                            ------------
TOTAL INVESTMENTS (99.9%)
  (cost $127,605,289)                                                        120,476,843
OTHER ASSETS, NET OF LIABILITIES (0.1%)                                          151,768
                                                                            ------------
NET ASSETS (100.0%)                                                         $120,628,611
                                                                            ============

Notes:
At May 31, 2000, net unrealized depreciation of $7,128,446 consisted of gross unrealized appreciation of $606 and gross unrealized depreciation of $7,129,052 based on cost of $127,605,289 for federal income tax purposes.

                See accompanying notes to financial statements.

                                                                       23-------

                         STATE FARM INTERIM FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000
                                  (UNAUDITED)

ASSETS
  Investments, at value
    (cost $127,605,289)                              $120,476,843
  Receivable for:
    Interest                              $1,407,210
    Shares of the Fund sold                 449,923    1,857,133
                                          ---------
  Prepaid expenses                                        10,590
                                                     -----------
  Total assets                                       122,344,566
                                                     -----------
LIABILITIES AND NET ASSETS
  Dividends to shareowners                             1,353,543
  Payable for:
    Shares of the Fund redeemed             295,635
    Manager                                  53,943      349,578
                                          ---------
  Accrued liabilities                                     12,834
                                                     -----------
  Total liabilities                                    1,715,955
                                                     -----------
Net assets applicable to 12,941,464
  shares outstanding of
  $1.00 par value common stock
  (40,000,000 shares authorized)                     $120,628,611
                                                     ===========
Net asset value, offering price and
  redemption price per share                         $      9.32
                                                     ===========
ANALYSIS OF NET ASSETS
  Excess of amounts received from sales
    of shares over amounts paid on
    redemptions of shares on account of
    capital                                          $133,576,318
  Accumulated net realized loss on sales
    of investments                                    (5,819,261)
  Net unrealized depreciation of
    investments                                       (7,128,446)
                                                     -----------
  Net assets applicable to shares
    outstanding                                      $120,628,611
                                                     ===========

                See accompanying notes to financial statements.

---------
      24

                         STATE FARM INTERIM FUND, INC.
                            STATEMENTS OF OPERATIONS

                                           SIX MONTHS
                                             ENDED
                                          MAY 31, 2000     YEAR ENDED
                                          (UNAUDITED)   NOVEMBER 30, 1999
                                          ------------  -----------------
INVESTMENT INCOME:
  Interest                                $ 4,724,332        10,570,203
EXPENSES:
  Investment advisory and management
    fees                                      104,879           230,126
  Professional fees                            11,535            41,759
  Franchise taxes                               5,048             8,323
  Reports to shareowners                        2,900             5,533
  Custodian fees                                2,139            10,256
  ICI dues                                      1,546             6,174
  Fidelity bond expense                         1,430             2,709
  Directors' fees                               1,200             2,400
  Security evaluation fees                        368               963
  Registration fees                                --               145
  Other                                             6               131
                                          -----------    --------------
  Total expenses                              131,051           308,519
                                          -----------    --------------
Net investment income                       4,593,281        10,261,684
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
  Accumulated net realized loss on sales
    of investments                         (1,811,630)         (884,533)
  Net unrealized depreciation on
    investments                              (482,754)       (7,167,018)
                                          -----------    --------------
Net realized and unrealized loss on
  investments                              (2,294,384)       (8,051,551)
                                          -----------    --------------
Net change in net assets resulting from
  operations                              $ 2,298,897         2,210,133
                                          ===========    ==============

                See accompanying notes to financial statements.

                                                                       25-------

                         STATE FARM INTERIM FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                          MAY 31, 2000     YEAR ENDED
                                          (UNAUDITED)   NOVEMBER 30, 1999
                                          ------------  -----------------
FROM OPERATIONS:
  Net investment income                   $ 4,593,281        10,261,684
  Net realized loss on sales of
    investments                            (1,811,630)         (884,533)
  Change in net unrealized depreciation      (482,754)       (7,167,018)
                                          ------------   --------------
Net change in net assets resulting from
  operations                                2,298,897         2,210,133
DISTRIBUTIONS TO SHAREOWNERS FROM:
  Net investment income                    (4,593,281)      (10,261,684)
                                          ------------   --------------
Total distributions to shareowners         (4,593,281)      (10,261,684)
FROM FUND SHARE TRANSACTIONS:
  Proceeds from shares sold                31,302,464        75,116,757
  Reinvestment of ordinary income
    dividends                               4,273,844         9,326,141
                                          ------------   --------------
                                           35,576,308        84,442,898
  Less payments for shares redeemed        64,221,540        78,967,686
                                          ------------   --------------
Net increase (decrease) in net assets
  from Fund share transactions            (28,645,232)        5,475,212
                                          ------------   --------------
Total decrease in net assets              (30,939,616)       (2,576,339)
NET ASSETS:
  Beginning of period                     151,568,227       154,144,566
                                          ------------   --------------
  End of period                           $120,628,611      151,568,227
                                          ============   ==============

                See accompanying notes to financial statements.

---------
      26

                         STATE FARM INTERIM FUND, INC.
                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PER SHARE INCOME AND CAPITAL CHANGES (For a share outstanding throughout each period):

                         SIX MONTHS ENDED               YEAR ENDED NOVEMBER 30,
                           MAY 31, 2000    --------------------------------------------------
                           (UNAUDITED)       1999      1998      1997     1996        1995
                         ----------------  --------  --------  --------  -------    ---------
Net asset value,
  beginning of period         $  9.47         9.98      9.85      9.98    10.15        9.72
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income          0.32         0.64      0.68      0.69     0.70        0.70
  Net gain (loss) on
    investments (both
    realized and
    unrealized)                 (0.15)       (0.51)     0.13     (0.13)   (0.17)       0.43
                              -------      -------   -------   -------   ------       -----
  Total from investment
    operations                   0.17         0.13      0.81      0.56     0.53        1.13
                              -------      -------   -------   -------   ------       -----
LESS DISTRIBUTIONS
  Net investment income         (0.32)       (0.64)    (0.68)    (0.69)   (0.70)      (0.70)
                              -------      -------   -------   -------   ------       -----
  Total distributions           (0.32)       (0.64)    (0.68)    (0.69)   (0.70)      (0.70)
                              -------      -------   -------   -------   ------       -----
Net asset value, end of
  period                      $  9.32         9.47      9.98      9.85     9.98       10.15
                              =======      =======   =======   =======   ======       =====
TOTAL RETURN                     1.82%        1.35%     8.31%     5.87%    5.44%      11.91%
RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of
  period (millions)           $ 120.6        151.6     154.1     112.8    107.6       104.7
Ratio of expenses to
  average net assets             0.20%(a)     0.20%     0.21%     0.22%    0.23%(b)    0.25%(b)
Ratio of net investment
  income to average net
  assets                         6.85%(a)     6.63%     6.80%     7.03%    7.03%       7.00%
Portfolio turnover rate             0%(a)       12%       14%       15%      17%         17%

----------

(a)  Determined on an annualized basis.
(b) The ratio based on net custodian expenses would have been .22% in 1996 and .24% in 1995.

                                                                       27-------

                      STATE FARM MUNICIPAL BOND FUND, INC.

Dear Shareowner:

The increase in interest rates which has been occurring since the beginning of 1999 continued over the last six months. Yields on the municipal securities owned by the Municipal Bond Fund have risen around 30 basis points (a basis point is .01%) over the last six months.

This upward movement of interest rates caused the net asset value of the Fund to fall to $7.96 from $8.12, a 2.0% decrease, over the last six months. The Fund's total return, which includes the reinvestment of dividends and the change in net asset value, for the six months was 0.66%. Total return for the twelve months ended May 31, 2000 was a negative 0.10%.*

The U.S. economy remains quite healthy. The latest calculation of real GDP for the first quarter of 2000 puts growth at a 5.4% annual rate during the period. That performance followed an unsustainable 7.3% increase during the fourth quarter of 1999. The pace of general economic activity appears to be slowing some more in the present quarter as increasing interest rates, higher energy prices, a stronger dollar, tighter bank lending standards and a struggling stock market are affecting conditions. However, the economy still shows substantial underlying vitality.

Demands for capital created by the strong economy have been exerting upward pressure on interest rates. Furthermore, the Open Market Committee of the Federal Reserve continues to tighten monetary policy showing that it is concerned that the economy is growing in excess of its non-inflationary potential. The target federal funds rate and discount rate were most recently raised by 50 basis points in May. The increase in May marked the sixth tightening since last June and brought the total increase in the federal funds target rate over that period to 175 basis points.

Times when interest rates are rising can be unsettling for investors in bonds or mutual funds which invest in bonds. When contemplating such circumstances, we strongly encourage you to view your investment in the Fund as a genuinely long-term commitment. Volatility of net asset value is an inevitable consequence of owning a municipal bond fund while interest rates fluctuate cyclically over the years. Most importantly for investors, the good quality investments of the Fund should provide a dependable flow of dividend income, which is almost totally exempt from federal income taxes, through different interest rate and economic environments.

As you know the Fund declares a dividend each day from its net investment income which is payable on the last day off the calendar quarter. All dividends are automatically invested in shares of the Fund unless you have advised State Farm Investment Management Corp. otherwise in writing.

Sincerely,

                /s/ KURT G. MOSER                                  /s/ JULIAN R. BUCHER
                  Kurt G. Moser                                      Julian R. Bucher
                  Vice President                                      Vice President

* The Municipal Bond Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 2000 was 3.89%, 5.04% and 6.32%, respectively. Past performance does not guarantee future results. The investment return and principal value of an investment in the Municipal Bond Fund will fluctuate so that your Fund shares, when redeemed, may be worth more or less than their original cost.

---------
      28

                      STATE FARM MUNICIPAL BOND FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                             RATING
 PRINCIPAL                                    COUPON        MATURITY        (MOODY'S
   AMOUNT                                      RATE           DATE           OR S&P)       VALUE
------------                                  -------  -------------------  ---------  -------------
LONG-TERM MUNICIPAL BONDS (100.0%)
ALABAMA (1.9%)
$ 2,200,000   The Water Works and Sewer
                Board, Birmingham, Alabama,
                Water and Sewer Revenue
                Bonds, Series 1994
                (Prerefunded to 1-1-2004 @
                102)                           4.750%  January 1, 2005         Aa3     $  2,209,548
  2,165,000   Huntsville, Alabama, General
                Obligation Warrants, Series
                1998A                          4.600%  November 1, 2013        Aa2        1,890,824
  2,465,000   Limestone County Board of
                Education, Alabama, Capital
                Outlay Tax Antic Warrants,
                Series 1998                    4.900%  July 1, 2015            Aaa        2,207,260
                                                                                       ------------
                                                                                          6,307,632
                                                                                       ------------

ALASKA (1.6%)
  1,505,000   Anchorage, Alaska, General
                Obligation General Purpose
                Refunding Bonds                4.600%  February 1, 2003        Aaa        1,479,310
  1,500,000   Municipality of Anchorage,
                Alaska, 1993 General
                Obligation Refunding School
                Bonds, Series B                4.900%  September 1, 2003       Aaa        1,487,820
  1,100,000   Municipality of Anchorage,
                Alaska, 1994 General
                Obligation School Bonds        5.400%  July 1, 2005            Aaa        1,108,195
  1,565,000   Matanuska-Susitna Borough,
                Alaska, General Obligation
                School Bonds, 1999 Series A    5.000%  March 1, 2015           Aaa        1,423,070
                                                                                       ------------
                                                                                          5,498,395
                                                                                       ------------

ARIZONA (6.2%)
  1,000,000   Pima County, Arizona, General
                Obligation Refunding Bonds,
                Series 1992                    6.300%  July 1, 2002            A1         1,025,290
  2,250,000   Pima County, Arizona, Unified
                School District No. 1,
                Tucson School Improvement
                Bonds, Series 1990 B
                (Prerefunded to 7-1-2000 @
                101)                           6.900%  July 1, 2002            A2         2,276,685
  3,000,000   Tempe Union High School
                District No. 213, Maricopa
                County, Arizona, School
                Improvement General
                Obligation Bonds, Project of
                1989, Series 1992B
                (Prerefunded to 7-1-2001 @
                101)                           5.875%  July 1, 2002            A+         3,065,190
  2,000,000   Deer Valley Unified School
                District No. 97 of Maricopa
                County, Arizona, School
                Improvement Bonds, Project
                of 1992, Series A (1993)       5.125%  July 1, 2004            Aaa        2,001,740
  1,000,000   Maricopa County, Arizona,
                Unified School District No.
                69, Paradise Valley School
                Improvement Bonds, Series
                1990A                          7.100%  July 1, 2004            A1         1,064,050
  2,340,000   City of Phoenix, Arizona,
                General Obligation Refunding
                Bonds, Series 1993 A           5.300%  July 1, 2006            Aa1        2,362,885
  1,000,000   Maricopa County, Arizona,
                Unified School District No.
                69, Paradise Valley School
                Improvement Bonds, Series
                1994A                          7.100%  July 1, 2008            A1         1,107,000
  1,200,000   Maricopa County, Arizona,
                Unified School District No.
                69, Paradise Valley School
                Improvement Bonds, Series
                1994A                          7.000%  July 1, 2009            A1         1,328,172
  2,500,000   Maricopa County, Arizona,
                Unified School District No.
                69, Paradise Valley School
                Improvement Bonds, Series
                1994A                          7.000%  July 1, 2010            A1         2,797,400
  4,250,000   Mesa Unified School District
                No. 4 of Maricopa County,
                Arizona, School Improvement
                Bonds, Project of 1995,
                Series D (1997)                4.750%  July 1, 2010            Aaa        3,980,550
                                                                                       ------------
                                                                                         21,008,962
                                                                                       ------------

CALIFORNIA (4.4%)
    400,000   State of California, General
                Obligation Veterans Bonds,
                Series AL                      9.600%  April 1, 2001           Aa3          416,664
  1,400,000   San Diego County, California,
                Water Authority Water
                Revenue Certificates of
                Participation, Series 1991A    6.000%  May 1, 2001             Aa3        1,421,238
  3,500,000   City of Los Angeles,
                California, Wastewater
                System Revenue Bonds, Series
                1990 B (Prerefunded to
                6-1-2000 @ 102)                6.900%  June 1, 2004            Aaa        3,570,000
  3,000,000   City of Los Angeles,
                California, Department of
                Water and Power, Electric
                Plant Refunding Revenue
                Bonds, Second Issue of 1993    4.800%  November 15, 2004       Aa3        3,001,110
  2,000,000   State of California, Various
                Purpose General Obligation
                Bonds                          6.000%  October 1, 2006         Aa3        2,121,740

                                                                       29-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                             RATING
 PRINCIPAL                                    COUPON        MATURITY        (MOODY'S
  AMOUNT                                       RATE           DATE          OR S&P)       VALUE
------------                                  -------  -------------------  ---------  -------------
CALIFORNIA (CONT.)
$ 2,830,000   Sacramento County, California,
                Sanitary District Financing
                Authority Revenue Bonds,
                1995                           5.000%  December 1, 2007        Aa3     $  2,847,574
  1,500,000   Sacramento County, California,
                Sanitary District Financing
                Authority Revenue Bonds,
                1995                           5.000%  December 1, 2008        Aa3        1,500,930
                                                                                       ------------
                                                                                         14,879,256
                                                                                       ------------

COLORADO (4.7%)
  2,620,000   Cherry Creek School District
                No. 5, Arapahoe County,
                Colorado, General Obligation
                Improvement Bonds, Series
                1990 (Prerefunded to
                12-15-2000 @ 101)              7.000%  December 15, 2003       Aa2        2,678,583
  2,000,000   Jefferson County, Colorado,
                School District No. R-1
                General Obligation Bonds,
                Series 1992 (Prerefunded to
                12-15-2002 @ 101)              5.750%  December 15, 2003       Aaa        2,053,420
  2,000,000   Arapahoe County School
                District # 6, Colorado,
                Littleton Public Schools
                General Obligation
                Improvement Bonds, Series
                1995A                          5.000%  December 1, 2007        Aa2        1,976,640
  2,000,000   Cherry Creek School District
                No. 5 (Arapahoe County,
                Colorado), General
                Obligation Bonds, Series
                1999                           5.500%  December 15, 2009       Aa2        2,025,120
  2,540,000   Mesa County Valley School
                District No. 51, County of
                Mesa, State of Colorado,
                General Obligation Bonds,
                Series 1996                    5.300%  December 1, 2010        Aaa        2,517,445
  3,135,000   St. Vrain School District #
                R3-1J, Colorado, General
                Obligation, Series 1997        5.000%  December 15, 2012       Aaa        2,937,526
  1,855,000   City of Boulder, Colorado,
                Open Space Acquisition
                Refunding Bonds, Series 1999   5.000%  August 15, 2013         Aa1        1,732,218
                                                                                       ------------
                                                                                         15,920,952
                                                                                       ------------

DELAWARE (.7%)
  1,125,000   The State of Delaware, General
                Obligation Bonds, Series
                1994B (Prerefunded to
                12-1-2004 @ 100)               6.000%  December 1, 2011        Aaa        1,165,714
  1,125,000   The State of Delaware, General
                Obligation Bonds, Series
                1994B (Prerefunded to
                12-1-2004 @ 100)               6.000%  December 1, 2012        Aaa        1,165,714
                                                                                       ------------
                                                                                          2,331,428
                                                                                       ------------

FLORIDA (2.0%)
  2,000,000   School District of Leon
                County, Florida, General
                Obligation Refunding Bonds,
                Series 1991                    5.850%  July 1, 2001            A1         2,024,560
  2,000,000   State of Florida, State Board
                of Education, Public
                Education Capital Outlay
                Refunding Bonds, 1995 Series
                C                              5.125%  June 1, 2008            Aa2        1,978,700
  3,000,000   State of Florida, State Board
                of Education Capital Outlay,
                1999 Series A                  4.750%  January 1, 2015         Aa2        2,649,450
                                                                                       ------------
                                                                                          6,652,710
                                                                                       ------------

GEORGIA (7.8%)
  1,500,000   Municipal Electric Authority
                of Georgia, General Power
                Revenue Bonds, Series 1993A    5.000%  January 1, 2004         A3         1,476,315
  1,205,000   DeKalb County School District,
                Georgia, General Obligation
                Refunding Bonds, Series 1993   5.100%  July 1, 2004            Aa2        1,205,386
  3,215,000   Forsyth County School
                District, Georgia, General
                Obligation Bonds, Series
                1995 (Prerefunded to
                7-1-2005 @ 102)                5.050%  July 1, 2007            Aaa        3,253,194
  3,590,000   State of Georgia, General
                Obligation Bonds, Series
                1996C                          6.250%  August 1, 2009          Aaa        3,832,110
  2,000,000   State of Georgia, General
                Obligation Bonds, Series
                1995C                          5.700%  July 1, 2011            Aaa        2,055,840
  4,000,000   Gwinnett County Water & Sewer
                Authority, Georgia, Revenue
                Series 1998                    5.000%  August 1, 2011          Aaa        3,844,120
  3,000,000   State of Georgia, General
                Obligation Bonds, Series
                1995B                          5.750%  March 1, 2012           Aaa        3,084,930
  3,000,000   State of Georgia, General
                Obligation Bonds, Series
                1994B                          6.250%  April 1, 2012           Aaa        3,220,590

---------
      30

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                             RATING
 PRINCIPAL                                    COUPON        MATURITY        (MOODY'S
  AMOUNT                                       RATE           DATE          OR S&P)       VALUE
------------                                  -------  -------------------  ---------  -------------
GEORGIA (CONT.)
$ 1,055,000   Columbia County, Georgia,
                General Obligation Bonds
                (Courthouse/Detention Center
                Projects), Series 1998         4.700%  February 1, 2013        A+      $    933,580
  1,195,000   Columbia County, Georgia,
                General Obligation Bonds
                (Courthouse/Detention Center
                Projects), Series 1998         4.800%  February 1, 2014        A+         1,060,192
  2,500,000   Fayette County School
                District, Georgia, General
                Obligation Refunding School
                Bonds, Series 1999             4.750%  March 1, 2015           Aa3        2,203,425
                                                                                       ------------
                                                                                         26,169,682
                                                                                       ------------

HAWAII (2.8%)
  2,200,000   City and County of Honolulu,
                Hawaii, General Obligation
                Refunding Bonds, Series 1      5.600%  June 1, 2001            Aa3        2,217,600
  1,775,000   City and County of Honolulu,
                Hawaii, General Obligation
                Bonds, 1996 Series A           5.400%  September 1, 2009       Aaa        1,771,006
  2,225,000   City and County of Honolulu,
                Hawaii, General Obligation
                Bonds, 1996 Series A
                (Prerefunded to 9-1-2008 @
                100)                           5.400%  September 1, 2009       Aaa        2,242,466
  3,000,000   State of Hawaii, General
                Obligation Bonds of 1992,
                Series BW                      6.375%  March 1, 2011           A1         3,199,290
                                                                                       ------------
                                                                                          9,430,362
                                                                                       ------------

IDAHO (.5%)
  1,540,000   Joint School District No. 2,
                Ada & Canyon Counties,
                Idaho, General Obligation
                School Bonds, Series 1994      5.000%  July 30, 2004           Aa2        1,533,039
                                                                                       ------------

ILLINOIS (5.3%)
  2,000,000   Lake County, Illinois, Forest
                Preserve District General
                Obligation Refunding Bonds,
                Series 1992B                   5.700%  February 1, 2003        Aa1        2,029,400
  2,000,000   State of Illinois, General
                Obligation Refunding Bonds,
                Series of June 1993            5.000%  June 1, 2003            Aa2        1,993,960
  2,025,000   County of DuPage, Illinois,
                General Obligation Refunding
                Bonds (Alternate Rev. Source
                - Stormwater Project)          5.100%  January 1, 2004         Aaa        2,021,638
  4,000,000   State of Illinois, General
                Obligation Bonds, Series
                September 1996                 5.450%  September 1, 2009       Aaa        4,010,160
  2,500,000   Forest Preserve District of
                Kane County, Kane County,
                Illinois, General Obligation
                Bonds, Series 1999             5.000%  December 30, 2011       Aa3        2,361,075
  3,785,000   DuPage County Forest Preserve
                District, Illinois, General
                Obligation, Series 1997        4.900%  October 1, 2013         Aaa        3,437,991
  2,195,000   Community Unit School District
                Number 200, DuPage County,
                Illinois,
                (Wheaton-Warrenville),
                General Obligation School
                Building Bonds, Series 1999    5.050%  February 1, 2015        Aaa        2,017,622
                                                                                       ------------
                                                                                         17,871,846
                                                                                       ------------

INDIANA (2.4%)
    900,000   Monroe County Jail, Indiana,
                First Mortgage Refunding
                Bonds, Series 1993             4.900%  January 1, 2002         A1           897,174
    925,000   Monroe County Jail, Indiana,
                First Mortgage Refunding
                Bonds, Series 1993             4.900%  July 1, 2002            A1           920,874
  2,000,000   Indianapolis, Indiana, Local
                Public Improvement Bond
                Bank, Series 1993A Bonds       5.250%  January 10, 2004        Aaa        2,006,400
  2,125,000   Southwest Allen, Indiana, High
                School Building Corp., 1st
                Mortgage Refunding Bonds,
                Series 1996B                   4.850%  July 15, 2006           Aaa        2,063,545
  2,325,000   Eagle-Union Community Schools
                Building Corporation, Boone
                County, Indiana, 1st
                Mortgage Refunding Bonds,
                Series 1999                    4.875%  July 5, 2015            Aaa        2,046,465
                                                                                       ------------
                                                                                          7,934,458
                                                                                       ------------

                                                                       31-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                             RATING
 PRINCIPAL                                    COUPON        MATURITY        (MOODY'S
  AMOUNT                                       RATE           DATE          OR S&P)       VALUE
------------                                  -------  -------------------  ---------  -------------
IOWA (1.2%)
$ 2,000,000   City of Des Moines, Iowa,
                Sewer Revenue Bonds, Series
                1992D                          6.000%  June 1, 2003            Aaa     $  2,033,060
  2,045,000   City of Iowa City, Johnson
                County, Iowa, Sewer Revenue
                Bonds                          5.875%  July 1, 2004            Aaa        2,067,802
                                                                                       ------------
                                                                                          4,100,862
                                                                                       ------------

KANSAS (.1%)
    315,000   Johnson County Water District
                No. 1, Kansas, Water
                Revenue, Series 1982A
                (Escrowed to maturity)        10.250%  August 1, 2002          Aaa          334,048
                                                                                       ------------

KENTUCKY (1.7%)
  2,720,000   Louisville and Jefferson
                County Metropolitan Sewer
                District (Commonwealth of
                Kentucky), Sewer and
                Drainage System Revenue
                Bonds, Series 1999A            5.500%  May 15, 2009            Aaa        2,744,806
  1,665,000   Jefferson County, Kentucky,
                General Obligation Refunding
                Bonds, Series 1998A            4.600%  December 1, 2013        Aa2        1,464,617
  1,745,000   Jefferson County, Kentucky,
                General Obligation Refunding
                Bonds, Series 1998A            4.700%  December 1, 2014        Aa2        1,538,793
                                                                                       ------------
                                                                                          5,748,216
                                                                                       ------------

LOUISIANA (1.5%)
  5,000,000   State of Louisiana, General
                Obligation Bonds, Series
                1997A                          5.375%  April 15, 2011          Aaa        4,920,950
                                                                                       ------------

MARYLAND (2.2%)
  2,000,000   Howard County, Maryland,
                Consolidated Public
                Improvement Refunding Bonds,
                Series 1991B                   5.800%  August 15, 2001         Aaa        2,024,860
  5,750,000   Montgomery County, Maryland,
                General Obligation
                Consolidated Public
                Improvement, 1998 Series A     4.875%  May 1, 2013             Aaa        5,326,628
                                                                                       ------------
                                                                                          7,351,488
                                                                                       ------------

MICHIGAN (4.2%)
  3,140,000   State of Michigan, General
                Obligation Bonds, Clean
                Michigan Initiative Program,
                Series 1999A                   5.500%  November 1, 2009        Aa1        3,183,615
  2,500,000   Lake Orion Community School
                District, County of Oakland,
                State of Michigan, 2000
                School Building and Site
                Bonds, (General Obligation -
                Unlimited Tax), Series A (a)   5.550%  May 1, 2011             Aaa        2,505,550
  3,800,000   Northville Public Schools,
                Michigan, 1997 General
                Obligation School Building &
                Site & Refunding               5.100%  May 1, 2011             Aaa        3,656,094
  2,465,000   Clarkston Community Schools,
                County of Oakland, State of
                Michigan, 1998 Refunding
                Bonds (General
                Obligation-Unlimited Tax)      4.850%  May 1, 2012             Aaa        2,263,807
  1,400,000   Avondale School District,
                Oakland County, Michigan,
                1999 Refunding Bonds
                (Unlimited Tax General
                Obligation)                    4.850%  May 1, 2015             Aaa        1,244,474
  1,400,000   Avondale School District,
                Oakland County, Michigan,
                1999 Refunding Bonds
                (Unlimited Tax General
                Obligation)                    4.900%  May 1, 2016             Aaa        1,242,108
                                                                                       ------------
                                                                                         14,095,648
                                                                                       ------------

MINNESOTA (2.8%)
  1,885,000   Anoka County, Minnesota,
                General Obligation Capital
                Improvement Refunding Bonds,
                Series 1992C                   5.200%  February 1, 2001        A1         1,892,125
  1,500,000   County of Ramsey, Minnesota,
                General Obligation Capital
                Improvement Refunding Bonds,
                Series 1992C                   5.400%  December 1, 2002        Aaa        1,517,730
  3,215,000   State of Minnesota, General
                Obligation State Refunding
                Bonds of 1983                  5.125%  August 1, 2004          Aaa        3,224,549

---------
      32

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                             RATING
 PRINCIPAL                                    COUPON        MATURITY        (MOODY'S
  AMOUNT                                       RATE           DATE          OR S&P)       VALUE
------------                                  -------  -------------------  ---------  -------------
MINNESOTA (CONT.)
$ 3,000,000   Wayzata Independent School
                District #284, Minnesota,
                General Obligation School
                Building Refunding, Series
                1998A                          5.000%  February 1, 2012        Aa1     $  2,842,170
                                                                                       ------------
                                                                                          9,476,574
                                                                                       ------------

MISSISSIPPI (1.2%)
  2,100,000   Jackson Public School
                District, Mississippi,
                General Obligation School
                Bonds, Series 1992             5.800%  July 1, 2002            A1         2,131,920
  2,000,000   City of Jackson, Mississippi,
                Water and Sewer System
                Revenue Refunding Bonds,
                Series 1993-A                  4.850%  September 1, 2004       Aaa        1,973,000
                                                                                       ------------
                                                                                          4,104,920
                                                                                       ------------

MISSOURI (.4%)
  1,375,000   The School District of St.
                Joseph, (St. Joseph,
                Missouri), General
                Obligation School Building
                Bonds, Series 2000,
                (Missouri Direct Deposit
                Program) (a)                   5.450%  March 1, 2011           AA+        1,374,876
                                                                                       ------------

NEBRASKA (2.9%)
  2,000,000   City of Lincoln, Nebraska,
                Water Revenue and Refunding
                Bonds, Series 1993             4.900%  August 15, 2003         Aa2        1,987,580
  1,500,000   Omaha, Nebraska, Public Power
                District Electric System
                Revenue Bonds, 1993 Series B   5.100%  February 1, 2005        Aa2        1,494,975
  6,000,000   Omaha Public Power District,
                Nebraska, Electric System
                Revenue Bonds, 1992 Series B
                (Escrowed to maturity)         6.150%  February 1, 2012        Aa2        6,295,800
                                                                                       ------------
                                                                                          9,778,355
                                                                                       ------------

NEVADA (.6%)
  2,110,000   State of Nevada, General
                Obligation (Limited Tax)
                Hoover Uprating Refunding
                Bonds, Series 1992             6.000%  October 1, 2001         Aa2        2,139,857
                                                                                       ------------

NEW MEXICO (.8%)
  2,500,000   City of Albuquerque, New
                Mexico, Joint Water and
                Sewer Refunding Revenue
                Bonds, Series 1990B
                (Prerefunded to 7-1-2000 @
                102)                           7.000%  July 1, 2003            Aa3        2,554,725
                                                                                       ------------

NEW YORK (.4%)
  1,250,000   State of New York, Power
                Authority General Purpose
                Bonds, Series Z (Escrowed to
                maturity)                      6.000%  January 1, 2001         Aaa        1,259,613
                                                                                       ------------

NORTH CAROLINA (3.3%)
  1,600,000   County of Buncombe, North
                Carolina, Refunding Bonds,
                Series 1993                    5.100%  March 1, 2004           Aa2        1,603,120
  1,325,000   Winston-Salem, North Carolina,
                Water and Sewer System
                Revenue Bonds, Series 1995B    5.000%  June 1, 2007            Aa2        1,304,277
  1,665,000   Winston-Salem, North Carolina,
                Water and Sewer System
                Revenue Bonds, Series 1995B    5.100%  June 1, 2008            Aa2        1,641,923
  4,000,000   County of Wake, North
                Carolina, General Obligation
                School Bonds, Series 1997      4.900%  March 1, 2009           Aaa        3,864,360
  3,000,000   State of North Carolina,
                Public School Building
                Bonds, General Obligation,
                Series 1999                    4.600%  April 1, 2016           Aaa        2,580,930
                                                                                       ------------
                                                                                         10,994,610
                                                                                       ------------

NORTH DAKOTA (.6%)
  2,000,000   Fargo, North Dakota, Water
                Revenue of 1993 (Escrowed to
                maturity)                      5.000%  January 1, 2004         Aaa        1,994,080
                                                                                       ------------

                                                                       33-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                             RATING
 PRINCIPAL                                    COUPON        MATURITY        (MOODY'S
  AMOUNT                                       RATE           DATE          OR S&P)       VALUE
------------                                  -------  -------------------  ---------  -------------
OHIO (3.6%)
$ 1,535,000   Columbus, Ohio, Sewer
                Improvement No. 27 Refunding
                Bonds, Series 1991(Unlimited
                Tax General Obligation
                Bonds)                         5.900%  February 15, 2002       Aaa     $  1,559,268
  2,000,000   Hilliard City School District,
                Ohio, General Obligation
                (Unlimited Tax) School
                Improvement Bonds, Series
                2000                           5.300%  December 1, 2010        Aa2        1,972,480
  2,000,000   State of Ohio, Higher
                Education Capital
                Facilities, General
                Obligation Bonds, Series
                2000A                          5.250%  February 1, 2011        Aa1        1,969,400
  5,000,000   State of Ohio, Full Faith &
                Credit General Obligation
                Infrastructure Improvement
                Bonds, Series 1997             5.350%  August 1, 2012          Aa1        4,935,450
  1,970,000   Delaware County, Ohio, General
                Obligation, Limited Tax,
                Sewer District Improvement
                Bonds, Series 1999             4.900%  December 1, 2015        Aaa        1,766,144
                                                                                       ------------
                                                                                         12,202,742
                                                                                       ------------

OKLAHOMA (2.2%)
  1,500,000   City of Tulsa, Oklahoma,
                General Obligation Refunding
                Bonds of 1993                  5.050%  June 1, 2002            Aa2        1,502,265
  1,050,000   Oklahoma City, Oklahoma,
                General Obligation Bonds,
                Series 1993                    5.150%  May 1, 2003             Aa2        1,051,638
  1,050,000   Oklahoma City, Oklahoma,
                General Obligation Bonds,
                Series 1993                    5.250%  May 1, 2004             Aa2        1,053,045
  2,000,000   Oklahoma City, Oklahoma,
                General Obligation Refunding
                Bonds, Series 1993             5.300%  August 1, 2005          Aa2        2,010,600
  1,680,000   City of Tulsa, Oklahoma,
                General Obligation Bonds,
                Series 1999                    5.250%  December 1, 2009        Aa2        1,663,922
                                                                                       ------------
                                                                                          7,281,470
                                                                                       ------------

OREGON (1.7%)
  4,000,000   Portland, Oregon, Sewer System
                Revenue Refunding Bonds,
                1997 Series A                  5.000%  June 1, 2011            Aaa        3,833,400
  2,000,000   Washington and Clackamas
                Counties School District
                #23J (Tigard-Tualatin),
                Oregon, General Obligation
                Bonds, Series 1995             5.550%  June 1, 2011            A1         2,008,500
                                                                                       ------------
                                                                                          5,841,900
                                                                                       ------------

PENNSYLVANIA (1.1%)
  1,645,000   City of Lancaster, Lancaster
                County, Pennsylvania,
                General Obligation Bonds,
                Series A of 1998               4.650%  May 1, 2013             Aaa        1,447,271
  2,695,000   City of Lancaster, Lancaster
                County, Pennsylvania,
                General Obligation Bonds,
                Series A of 1998               4.750%  May 1, 2014             Aaa        2,380,035
                                                                                       ------------
                                                                                          3,827,306
                                                                                       ------------

SOUTH CAROLINA (2.8%)
  1,625,000   Charleston County, South
                Carolina, General Obligation
                Bonds of 1994 (ULT)
                (Escrowed to maturity)         5.400%  June 1, 2005            Aa2        1,641,283
  1,700,000   State of South Carolina,
                General Obligation State
                Highway Bonds, Series 1995     5.100%  August 1, 2008          Aaa        1,687,573
  1,700,000   State of South Carolina,
                General Obligation State
                Highway Bonds, Series 1995     5.250%  August 1, 2009          Aaa        1,698,640
  2,675,000   City of Columbia, South
                Carolina, Waterworks and
                Sewer System Revenue Bonds,
                Series 1999                    5.500%  February 1, 2010        Aa2        2,690,729
  1,800,000   School District No. 1 of
                Richland County, South
                Carolina, General Obligation
                Bonds, Series 1999             5.500%  March 1, 2010           Aa1        1,818,774
                                                                                       ------------
                                                                                          9,536,999
                                                                                       ------------

TENNESSEE (4.2%)
  1,200,000   Shelby County, Tennessee,
                General Obligation Refunding
                Bonds, 1992 Series B           5.200%  March 1, 2001           Aa3        1,205,100
  1,000,000   Williamson County, Tennessee,
                Public Works Refunding
                Bonds, Series 1992             5.650%  March 1, 2002           Aa1        1,011,390
  2,000,000   Nashville & Davidson County,
                Tennessee, Electric System
                Revenue Bonds, 1992 Series B   5.500%  May 15, 2002            Aa3        2,018,720

---------
      34

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                             RATING
 PRINCIPAL                                    COUPON        MATURITY        (MOODY'S
  AMOUNT                                       RATE           DATE          OR S&P)       VALUE
------------                                  -------  -------------------  ---------  -------------
TENNESSEE (CONT.)
$ 2,000,000   Nashville & Davidson County,
                Tennessee, General
                Obligation Refunding Bonds
                of 1993                        5.000%  May 15, 2003            Aa2     $  1,996,700
  1,500,000   Nashville & Davidson County,
                Tennessee, Water and Sewer
                Revenue Refunding Bonds,
                Series 1993                    4.900%  January 1, 2004         Aaa        1,486,455
  1,800,000   Nashville & Davidson County,
                Tennessee, General
                Obligation Refunding Bonds
                of 1993                        5.000%  May 15, 2005            Aa2        1,788,282
  4,500,000   Nashville & Davidson County,
                Tennessee, Water and Sewer
                Revenue Refunding Bonds,
                Series 1996                    5.250%  January 1, 2008         Aaa        4,477,545
                                                                                       ------------
                                                                                         13,984,192
                                                                                       ------------

TEXAS (5.9%)
  2,000,000   Texas Public Finance
                Authority, State of Texas,
                General Obligation Refunding
                Bonds, Series 1992A            5.700%  October 1, 2003         Aa1        2,037,420
  2,000,000   City of Dallas, Texas,
                Waterworks and Sewer System
                Revenue Refunding Bonds,
                Series 1993                    4.900%  April 1, 2004           Aa2        1,980,060
  2,355,000   Carrollton-Farmers Branch
                Independent School District
                (Dallas and Denton Counties,
                Texas) School Building
                Unlimited Tax Bonds, Series
                1996                           5.200%  February 15, 2008       Aaa        2,328,648
  1,000,000   Carrollton-Farmers Branch
                Independent School District
                (Dallas County, Texas)
                School Building Unlimited
                Tax Bonds, Series 1999         5.375%  February 15, 2008       Aaa        1,001,480
  3,000,000   State of Texas, Public Finance
                Authority, General
                Obligation Refunding Bonds,
                Series 1996B                   5.400%  October 1, 2008         Aa1        3,010,920
  2,455,000   Carrollton-Farmers Branch
                Independent School District
                (Dallas County, Texas)
                School Building Unlimited
                Tax Bonds, Series 1999         5.500%  February 15, 2009       Aaa        2,471,645
  3,000,000   Fort Worth Independent School
                District (Tarrant County,
                Texas), School Building
                Unlimited Tax Bonds, Series
                2000                           5.500%  February 15, 2010       Aaa        3,008,670
  1,840,000   City of Dallas, Texas,
                Waterworks and Sewer System
                Revenue Bonds, Series 1994A
                (Prerefunded to 10-1-2001 @
                101.5)                         6.375%  October 1, 2012         Aa2        1,902,026
  2,250,000   Round Rock Independent School
                District, Williamson and
                Travis Counties, Texas,
                Unlimited Tax School
                Building and Refunding
                Bonds, Series 1999             4.750%  August 1, 2015          Aaa        1,960,110
                                                                                       ------------
                                                                                         19,700,979
                                                                                       ------------

UTAH (1.2%)
  2,780,000   Salt Lake County, Utah,
                General Obligation Jail
                Bonds, Series 1995             5.000%  December 15, 2007       Aaa        2,740,524
  1,300,000   City of Provo, Utah County,
                Utah, General Obligation
                Library Bonds, Series 1999     5.250%  March 1, 2009           Aaa        1,290,003
                                                                                       ------------
                                                                                          4,030,527
                                                                                       ------------

WASHINGTON (7.7%)
  1,250,000   Washington Public Power Supply
                System Nuclear Project No.
                3, Refunding Revenue Bonds,
                Series 1991A                   6.250%  July 1, 2000            Aa1        1,251,450
  1,000,000   Washington Public Power Supply
                System Nuclear Project No.
                1, Revenue Refunding Bonds,
                Series 1990C                   7.700%  July 1, 2002            Aa1        1,048,210
  2,000,000   Washington Public Power Supply
                System Nuclear Project No.
                3, Refunding Revenue Bonds,
                Series 1993C                   4.800%  July 1, 2003            Aa1        1,969,140
  2,520,000   Federal Way School District
                No. 210, King County,
                Washington, Unlimited Tax
                General Obligation and
                Refunding Bonds, Series 1993   5.250%  December 1, 2003        Aaa        2,532,776
  2,000,000   City of Seattle, Washington,
                Unlimited Tax General
                Obligation Refunding Bonds
                of 1993                        4.800%  December 1, 2004        Aaa        1,966,380
  1,500,000   Washington Public Power Supply
                System Nuclear Project No.
                2, Revenue Refunding Bonds,
                Series 1990A (Prerefunded to
                7-1-2000 @ 102)                7.625%  July 1, 2008            Aaa        1,533,570

                                                                       35-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                             RATING
 PRINCIPAL                                    COUPON        MATURITY        (MOODY'S
  AMOUNT                                       RATE           DATE          OR S&P)       VALUE
------------                                  -------  -------------------  ---------  -------------
WASHINGTON (CONT.)
$ 2,035,000   Lakewood School District No.
                306, Snohomish County,
                Washington, Unlimited Tax
                General Obligation Bonds,
                2000                           5.550%  December 1, 2010        Aa1     $  2,046,254
  4,500,000   State of Washington, General
                Obligation Bonds, Series
                1993A                          5.750%  October 1, 2012         Aa1        4,591,305
  2,000,000   City of Vancouver, Washington,
                Water and Sewer Revenue
                Refunding Bonds, 1998          4.600%  June 1, 2013            Aaa        1,738,260
  2,495,000   Seattle, Washington, Water
                System Revenue 1998            5.000%  October 1, 2013         Aa2        2,309,048
  2,605,000   City of Vancouver, Washington,
                Water and Sewer Revenue
                Refunding Bonds, 1998          4.650%  June 1, 2014            Aaa        2,254,107
  3,000,000   State of Washington, Variable
                Purpose General Obligation
                Refunding Bonds, Series
                R-99A                          4.750%  January 1, 2015         Aa1        2,622,870
                                                                                       ------------
                                                                                         25,863,370
                                                                                       ------------
WEST VIRGINIA (.7%)
  2,540,000   State of West Virginia, State
                Road General Obligation
                Bonds, Series 1998             5.000%  June 1, 2013            Aaa        2,362,835
                                                                                       ------------
WISCONSIN (4.2%)
  3,500,000   Milwaukee, Wisconsin,
                Metropolitan Sewerage
                District General Obligation
                Capital Purpose Bonds,
                Series 1990A (Escrowed to
                maturity)                      6.700%  October 1, 2002         Aa1        3,629,990
  2,000,000   State of Wisconsin, General
                Obligation Refunding Bonds
                of 1993, Series 1              5.300%  November 1, 2003        Aa2        2,012,920
  2,000,000   State of Wisconsin, General
                Obligation Bonds of 1995,
                Series A (Prerefunded to
                5-1-2005 @ 100)                6.000%  May 1, 2008             Aaa        2,074,660
  2,500,000   State of Wisconsin, General
                Obligation Refunding Bonds
                of 1993, Series 2              5.125%  November 1, 2010        Aa2        2,436,150
  2,180,000   Dane County, Wisconsin,
                General Obligation Refunding
                Bonds, Series 1998B            4.800%  March 1, 2012           Aaa        2,014,146
  2,220,000   Dane County, Wisconsin,
                General Obligation Refunding
                Bonds, Series 1998B            4.800%  March 1, 2013           Aaa        2,025,439
                                                                                       ------------
                                                                                         14,193,305
                                                                                       ------------
WYOMING (.5%)
  1,600,000   Natrona County, Wyoming,
                School District No. 1
                General Obligation Bonds,
                Series 1994 (Prerefunded to
                7-1-2004 @ 100)                5.450%  July 1, 2006            Aaa        1,620,336
                                                                                       ------------
TOTAL LONG-TERM MUNICIPAL BONDS
  (cost $341,062,450)                                                                   336,213,505
                                                                                       ------------

SHARES OR
PRINCIPAL
AMOUNT
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.0%)
  2,000,000   U.S. Treasury Bills, 5.710%,
                July, 2000                                                                1,983,400
  1,321,000   Chase Vista Treasury Plus
                Money Market Fund, 5.000%                                                 1,321,000
                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $3,303,188)                                                                       3,304,400
                                                                                       ------------
TOTAL INVESTMENTS (101.0%)
  (cost $344,365,638)                                                                   339,517,905
LIABILITIES, NET OF OTHER ASSETS (-1.0%)                                                 (3,405,704)
                                                                                       ------------
NET ASSETS (100.0%)                                                                    $336,112,201
                                                                                       ============

Notes:

(a)  Purchased on a 'when-issued' basis.
At May 31, 2000, net unrealized depreciation of $4,847,733 consisted of gross unrealized appreciation of $3,582,186 and gross unrealized depreciation of $8,429,919 based on cost of $344,365,638 for federal income tax purposes.

                See accompanying notes to financial statements.

---------
      36

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000
                                  (UNAUDITED)

ASSETS
  Investments, at value (cost
    $344,365,638)                                     $339,517,905
  Receivable for:
    Interest                              $5,961,623
    Shares of the Fund sold                   17,694     5,979,317
                                          ----------
  Prepaid expenses                                          17,707
                                                      ------------
  Total assets                                         345,514,929
LIABILITIES AND NET ASSETS
  Dividends to shareowners                               3,049,538
  Payable for:
    Shares of the Fund redeemed              320,318
    Securities purchased                   5,903,364
    Manager                                  110,338     6,334,020
                                          ----------
  Accrued liabilities                                       19,170
                                                      ------------
  Total liabilities                                      9,402,728
                                                      ------------
Net assets applicable to 42,222,068
  shares outstanding of
  $1.00 par value common stock
  (100,000,000 shares authorized)                     $336,112,201
                                                      ============
Net asset value, offering price and
  redemption price per share                          $       7.96
                                                      ============
ANALYSIS OF NET ASSETS
  Excess of amounts received from sales
    of shares over amounts paid on
    redemptions of shares on account of
    capital                                           $341,038,554
  Accumulated net realized loss on sales
    of investments                                         (78,620)
  Net unrealized depreciation of
    investments                                         (4,847,733)
                                                      ------------
  Net assets applicable to shares
    outstanding                                       $336,112,201
                                                      ============

                See accompanying notes to financial statements.

                                                                       37-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                            STATEMENTS OF OPERATIONS

                                           SIX MONTHS
                                             ENDED
                                          MAY 31, 2000     YEAR ENDED
                                          (UNAUDITED)   NOVEMBER 30, 1999
                                          ------------  -----------------
INVESTMENT INCOME:
  Taxable interest                        $   127,488           458,646
  Tax-exempt interest                       9,383,968        19,158,717
                                          -----------    --------------
  Total investment income                   9,511,456        19,617,363
EXPENSES:
  Investment advisory and management
    fees                                      210,730           442,211
  Professional fees                            14,510            54,134
  Security evaluation fees                     10,035            21,288
  Franchise taxes                               9,024            17,420
  ICI dues                                      3,629            12,972
  Custodian fees                                3,400            12,456
  Reports to shareowners                        3,260             6,310
  Directors' fees                               2,400             4,800
  Fidelity bond expense                         1,787             3,453
  Registration fees                               165             2,879
  Other                                            13               131
                                          -----------    --------------
  Total expenses                              258,953           578,054
                                          -----------    --------------
Net investment income                       9,252,503        19,039,309
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Accumulated net realized gain (loss)
    on sales of investments                   (37,244)           21,485
  Net unrealized depreciation on
    investments                            (6,818,026)      (19,471,906)
                                          -----------    --------------
Net realized and unrealized loss on
  investments                              (6,855,270)      (19,450,421)
                                          -----------    --------------
Net change in net assets resulting from
  operations                              $ 2,397,233          (411,112)
                                          ===========    ==============

                See accompanying notes to financial statements.

---------
      38

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                          MAY 31, 2000     YEAR ENDED
                                          (UNAUDITED)   NOVEMBER 30, 1999
                                          ------------  -----------------
FROM OPERATIONS:
  Net investment income                   $ 9,252,503        19,039,309
  Net realized gain (loss) on sales of
    investments                               (37,244)           21,485
  Change in net unrealized depreciation    (6,818,026)      (19,471,906)
                                          ------------   --------------
Net change in net assets resulting from
  operations                                2,397,233          (411,112)
DISTRIBUTIONS TO SHAREOWNERS FROM:
  Net investment income                    (9,252,503)      (19,039,309)
                                          ------------   --------------
Total distributions to shareowners         (9,252,503)      (19,039,309)
FROM FUND SHARE TRANSACTIONS:
  Proceeds from shares sold                12,226,738        39,488,742
  Reinvestment of ordinary income
    dividends                               6,983,226        14,382,411
                                          ------------   --------------
                                           19,209,964        53,871,153
  Less payments for shares redeemed        34,796,190        38,958,604
                                          ------------   --------------
Net increase (decrease) in net assets
  from Fund share transactions            (15,586,226)       14,912,549
                                          ------------   --------------
Total decrease in net assets              (22,441,496)       (4,537,872)
NET ASSETS:
  Beginning of period                     358,553,697       363,091,569
                                          ------------   --------------
  End of period                           $336,112,201      358,553,697
                                          ============   ==============

                See accompanying notes to financial statements.

                                                                       39-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PER SHARE INCOME AND CAPITAL CHANGES (For a share outstanding throughout each period):

                         SIX MONTHS ENDED            YEAR ENDED NOVEMBER 30,
                           MAY 31, 2000    --------------------------------------------
                           (UNAUDITED)       1999      1998      1997     1996    1995
                         ----------------  --------  --------  --------  ------  ------
Net asset value,
  beginning of period         $  8.12         8.55      8.43      8.44    8.50    7.88
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income          0.21         0.43      0.45      0.47    0.48    0.48
  Net gain (loss) on
    investments (both
    realized and
    unrealized)                 (0.16)       (0.43)     0.12     (0.01)  (0.06)   0.62
                              -------      -------   -------   -------   -----   -----
  Total from investment
    operations                   0.05           --      0.57      0.46    0.42    1.10
LESS DISTRIBUTIONS
    Net investment
      income                    (0.21)       (0.43)    (0.45)    (0.47)  (0.48)  (0.48)
    Net realized gain
      (a)                          --           --        --        --      --      --
                              -------      -------   -------   -------   -----   -----
  Total distributions           (0.21)       (0.43)    (0.45)    (0.47)  (0.48)  (0.48)
                              -------      -------   -------   -------   -----   -----
Net asset value, end of
  period                      $  7.96         8.12      8.55      8.43    8.44    8.50
                              =======      =======   =======   =======   =====   =====
TOTAL RETURN                     0.66%        0.04%     6.82%     5.68%   5.21%  14.25%
RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of
  period (millions)           $ 336.1        358.6     363.1     336.4   321.1   307.4
Ratio of expenses to
  average net assets             0.15%(b)     0.16%     0.15%     0.15%   0.16%   0.17%(c)
Ratio of net investment
  income to average net
  assets                         5.34%(b)     5.20%     5.29%     5.61%   5.76%   5.80%
Portfolio turnover rate            10%(b)       10%        6%        6%      6%      7%

----------

(a) Distributions representing less than $.01 per share were made in 1997 and 1996.
(b)  Determined on an annualized basis.
(c)  The ratio based on net custodian expenses would have been .16% in 1995.

---------
      40

                            STATE FARM MUTUAL FUNDS
                         NOTES TO FINANCIAL STATEMENTS

1. OBJECTIVE

The investment objective of the STATE FARM GROWTH FUND, INC. (GROWTH FUND) is long-term growth of capital and income. The Fund seeks to achieve this objective by investing most of its assets in common stocks and other income producing equity securities that are believed to have potential for long-term growth of capital or income, or both.

The investment objective of the STATE FARM BALANCED FUND, INC. (BALANCED FUND) is to provide its shareowners income and some long-term growth of both principal and income. The Fund seeks to achieve its objective by distributing its investments among common stocks, preferred stocks and bonds in varying proportions according to prevailing market conditions and the judgment of the Manager.

The investment objective of the STATE FARM INTERIM FUND, INC. (INTERIM FUND) is the realization over a period of years of the highest yield consistent with relative price stability (relatively low volatility). The Fund seeks to achieve its investment objective through investment in high quality debt securities with primarily short-term (less than five years) and intermediate-term (five to fifteen years) maturities.

The investment objective of the STATE FARM MUNICIPAL BOND FUND, INC. (MUNICIPAL BOND FUND) is to provide its shareowners with as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund seeks to achieve its investment objective through investment primarily in a diversified portfolio of Municipal Bonds with maturities of 1-17 years.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Boards of Directors or their delegate.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and original issue discounts on tax-exempt securities in the Municipal Bond Fund are amortized. Realized gains and losses from security transactions are reported on an identified cost basis.

SECURITIES PURCHASED ON A 'WHEN-ISSUED' BASIS

The Municipal Bond Fund may purchase municipal bonds on a 'when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2000, there were commitments of $3,856,860 for such securities, included in the investment portfolio.

FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values for the Growth Fund, Balanced Fund, and Interim Fund are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois time). The net asset value for the Municipal Bond Fund is determined as of 1:00 p.m. Bloomington, Illinois time. The net asset value per share is computed by dividing the total value of a Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS

It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

                                                                       41-------

                            STATE FARM MUTUAL FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund's fiscal year. Dividends and distributions payable to shareowners are recorded by the respective Fund on the ex-dividend date.

On June 16, 2000, the Growth Fund declared an ordinary income dividend of $.32 per share to shareowners of record on June 16, 2000 (reinvestment date June 19, 2000).

On June 16, 2000, the Balanced Fund declared an ordinary income dividend of $.77 per share to shareowners of record on June 16, 2000 (reinvestment date June 19, 2000).

The accumulated net realized loss on sales of investments at November 30, 1999 for the Interim Fund, amounting to $4,007,631, is available to offset future taxable gains. If not applied, the capital loss carryover expires as follows:

                                          YEAR   AMOUNT
                                          ----  --------
                                          2000  $ 22,669

                                          2001   162,716

                                          2002   335,277

                                          2003   321,293

                                          2004   363,957

                                          2005   922,190

                                          2006   994,996

                                          2007   884,533

The accumulated net realized loss on sales of investments at November 30, 1999 for the Municipal Bond Fund, amounting to $41,376, is available to offset future taxable gains. If not applied, the capital loss carryover expires in 2006.

EQUALIZATION ACCOUNTING
A portion of proceeds from sales and payments on redemptions of Fund shares is credited or charged to undistributed net investment income for the Growth Fund and Balanced Fund. As a result, undistributed net investment income per share is unaffected by sales or redemptions of shares.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which each Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) at the following rates:

State Farm Growth Fund, Inc.                        .20% of the first $100 million of average net
                                                    assets

                                                    .15% of the next $100 million of average net
                                                    assets

                                                    .10% of the average net assets in excess of $200
                                                    million

State Farm Balanced Fund, Inc.                      .20% of the first $100 million of average net
                                                    assets

                                                    .15% of the next $100 million of average net
                                                    assets

                                                    .10% of the average net assets in excess of $200
                                                    million

State Farm Interim Fund, Inc.                       .20% of the first $50 million of average net
                                                    assets

                                                    .15% of the next $50 million of average net assets

                                                    .10% of the average net assets in excess of $100
                                                    million

State Farm Municipal Bond Fund, Inc.                .20% of the first $50 million of average net
                                                    assets

                                                    .15% of the next $50 million of average net assets

                                                    .10% of the average net assets in excess of $100
                                                    million

Under the terms of these agreements, the Funds incurred the following fees:

                                           SIX MONTHS
                                             ENDED       YEAR ENDED
                                          MAY 31, 2000  NOVEMBER 30,
                                          (UNAUDITED)       1999
                                          ------------  ------------
State Farm Growth Fund, Inc.               $1,551,088     2,740,037

State Farm Balanced Fund, Inc.                574,535     1,113,753

State Farm Interim Fund, Inc.                 104,879       230,126

State Farm Municipal Bond Fund, Inc.          210,730       442,211

---------
      42

                            STATE FARM MUTUAL FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

Certain officers and/or directors of each Fund are also officers and/or directors of the Manager. The Funds made no payments to their officers or directors except for the following directors' fees paid to the Funds' independent directors:

                                           SIX MONTHS
                                             ENDED       YEAR ENDED
                                          MAY 31, 2000  NOVEMBER 30,
                                          (UNAUDITED)       1999
                                          ------------  ------------
State Farm Growth Fund, Inc.                 $7,200         14,400

State Farm Balanced Fund, Inc.                3,600          7,200
State Farm Interim Fund, Inc.                 1,200          2,400

State Farm Municipal Bond Fund, Inc.          2,400          4,800

4. INVESTMENT TRANSACTIONS

Investment transactions (exclusive of short-term instruments) were as follows:

                                           SIX MONTHS
                                             ENDED       YEAR ENDED
                                          MAY 31, 2000  NOVEMBER 30,
                                          (UNAUDITED)       1999
                                          ------------  -------------
STATE FARM GROWTH FUND, INC.

Purchases                                 $93,391,006    166,759,514
Proceeds from sales                        57,224,843     50,948,078
STATE FARM BALANCED FUND, INC.

Purchases                                  36,350,683    121,270,812

Proceeds from sales                        66,194,146     42,344,646
STATE FARM INTERIM FUND, INC.

Purchases                                          --     26,673,672

Proceeds from sales                        26,660,528     17,750,000
STATE FARM MUNICIPAL BOND FUND, INC.

Purchases                                  17,764,522     48,533,279
Proceeds from sales                        25,644,896     35,579,660

5. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund shares as shown in each Fund's statement of changes in net assets are in respect of the following number of shares:

                                           SIX MONTHS
                                             ENDED       YEAR ENDED
                                          MAY 31, 2000  NOVEMBER 30,
                                          (UNAUDITED)       1999
                                          ------------  ------------
STATE FARM GROWTH FUND, INC.

Shares sold                                 7,881,152     6,423,670

Shares issued in reinvestment of
  ordinary income dividends and
  capital gain distributions                  549,113       666,008
                                          -----------   -----------

                                            8,430,265     7,089,678

Less shares redeemed                        6,903,214     4,646,586
                                          -----------   -----------

Net increase in shares outstanding          1,527,051     2,443,092
                                          ===========   ===========
STATE FARM BALANCED FUND, INC.

Shares sold                                 2,367,955     2,212,658

Shares issued in reinvestment of
  ordinary income dividends and
  capital gain distributions                  467,816       518,187
                                          -----------   -----------

                                            2,835,771     2,730,845

Less shares redeemed                        3,266,495     1,992,292
                                          -----------   -----------

Net increase (decrease) in shares
  outstanding                                (430,724)      738,553
                                          ===========   ===========
STATE FARM INTERIM FUND, INC.

Shares sold                                 3,339,149     7,721,510

Shares issued in reinvestment of
  ordinary income dividends                   454,897       959,304
                                          -----------   -----------

                                            3,794,046     8,680,814

Less shares redeemed                        6,851,649     8,132,727
                                          -----------   -----------

Net increase (decrease) in shares
  outstanding                              (3,057,603)      548,087
                                          ===========   ===========
STATE FARM MUNICIPAL BOND FUND, INC.

Shares sold                                 1,523,680     4,692,572

Shares issued in reinvestment of
  ordinary income dividends                   864,374     1,721,081
                                          -----------   -----------

                                            2,388,054     6,413,653

Less shares redeemed                        4,337,702     4,685,530
                                          -----------   -----------

Net increase (decrease) in shares
  outstanding                              (1,949,648)    1,728,123
                                          ===========   ===========

                                                                       43-------

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
                                                    --------------
     State Farm Mutual Funds                           BULK RATE
    One State Farm Plaza, D-3                        U.S. POSTAGE
   Bloomington, IL 61710-0001                            PAID
   FORWARDING SERVICE REQUESTED                       PERMIT 439
                                                     ELK GROVE, IL
                                                    --------------











                                [LOGO]STATE FARM
                                      MUTUAL
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190-4059.1-CH 07-2000 PRINTED IN U.S.A.